UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

     MFS® Global Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LGE-SEM

MFS® Global Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Visa, Inc., “A”	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Comcast Corp., “A”	3.1%
Medtronic PLC	2.7%
Nestle S.A.	2.7%
Accenture PLC, “A”	2.6%
Honeywell International, Inc.	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Essity AB	2.3%
Diageo PLC	2.3%

GICS equity sectors
Health Care	19.3%
Industrials	18.7%
Consumer Staples	17.1%
Information Technology	13.2%
Financials	9.0%
Consumer Discretionary	8.7%
Communication Services	6.9%
Materials	5.4%
Energy	0.6%

Issuer country weightings (x)
United States	56.0%
France	10.5%
United Kingdom	7.6%
Switzerland	7.4%
Germany	4.0%
Japan	2.8%
Sweden	2.3%
Netherlands	2.2%
Canada	1.9%
Other Countries	5.3%

Currency exposure weightings (y)
United States Dollar	57.6%
Euro	19.8%
British Pound Sterling	7.6%
Swiss Franc	7.4%
Japanese Yen	2.8%
Swedish Krona	2.3%
South Korean Won	0.8%
Danish Krone	0.7%
Brazilian Real	0.3%
Other Currencies	0.7%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

2

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	1.17%	$1,000.00	$1,122.66	$6.16
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
B	Actual	1.92%	$1,000.00	$1,118.43	$10.08
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
C	Actual	1.92%	$1,000.00	$1,118.17	$10.08
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
I	Actual	0.93%	$1,000.00	$1,123.71	$4.90
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
R1	Actual	1.92%	$1,000.00	$1,118.15	$10.08
	Hypothetical (h)	1.92%	$1,000.00	$1,015.27	$9.59
R2	Actual	1.42%	$1,000.00	$1,121.14	$7.47
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
R3	Actual	1.17%	$1,000.00	$1,122.63	$6.16
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
R4	Actual	0.92%	$1,000.00	$1,123.74	$4.84
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R6	Actual	0.82%	$1,000.00	$1,124.48	$4.32
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%

Issuer	Shares/Par	Value ($)
Aerospace - 4.4%
Honeywell International, Inc.	444,253	$77,135,648
MTU Aero Engines AG	89,880	21,139,732
United Technologies Corp.	232,122	33,102,918

		$131,378,298
Airlines - 1.2%
Aena S.A.	194,846	$36,135,467

Alcoholic Beverages - 6.1%
Ambev S.A.	2,178,978	$10,263,886
Carlsberg Group	162,633	21,007,445
Diageo PLC	1,617,352	68,195,387
Heineken N.V. (l)	265,345	28,642,076
Pernod Ricard S.A.	305,531	53,235,889

		$181,344,683
Apparel Manufacturers - 4.0%
Burberry Group PLC	623,916	$16,410,039
Compagnie Financiere Richemont S.A.	369,881	27,043,657
LVMH Moet Hennessy Louis Vuitton SE (l)	192,700	75,440,981

		$118,894,677
Automotive - 0.8%
Aptiv PLC	179,561	$15,388,378
Harley-Davidson, Inc.	241,084	8,975,557

		$24,363,935
Broadcasting - 3.8%
Omnicom Group, Inc.	195,394	$15,637,382
Walt Disney Co.	493,274	67,563,740
WPP Group PLC	2,550,747	31,811,528

		$115,012,650
Brokerage & Asset Managers - 0.4%
Deutsche Boerse AG	90,540	$12,074,254

Business Services - 7.3%
Accenture PLC, “A”	433,632	$79,211,557
Adecco S.A.	257,118	14,766,716
Brenntag AG	284,296	15,324,718

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Cognizant Technology Solutions Corp., “A”	463,119	$33,789,162
Compass Group PLC	1,360,044	30,912,059
Equifax, Inc.	183,588	23,122,909
PayPal Holdings, Inc. (a)	199,254	22,469,874

		$219,596,995
Cable TV - 3.1%
Comcast Corp., “A”	2,110,489	$91,869,586

Chemicals - 2.7%
3M Co.	225,403	$42,716,123
PPG Industries, Inc.	315,025	37,015,437

		$79,731,560
Computer Software - 2.8%
Check Point Software Technologies Ltd. (a)	312,569	$37,745,832
Oracle Corp.	827,132	45,765,214

		$83,511,046
Computer Software - Systems - 0.9%
Olympus Corp.	2,393,600	$26,872,441

Consumer Products - 5.8%
Colgate-Palmolive Co.	482,137	$35,094,752
Coty, Inc., “A”	819,456	8,866,514
Essity AB	2,331,981	69,194,679
Reckitt Benckiser Group PLC	762,602	61,625,013

		$174,780,958
Electrical Equipment - 3.9%
Amphenol Corp., “A”	171,827	$17,107,096
Legrand S.A.	428,661	31,501,108
Resideo Technologies, Inc. (a)	75,485	1,713,510
Schneider Electric S.A. (l)	775,767	65,657,762

		$115,979,476
Electronics - 1.9%
Hoya Corp.	299,000	$21,065,804
Microchip Technology, Inc.	141,872	14,171,594
Samsung Electronics Co. Ltd.	572,330	22,464,008

		$57,701,406
Food & Beverages - 5.2%
Danone S.A. (l)	643,804	$52,048,284
Kellogg Co.	405,369	24,443,751

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Nestle S.A.	829,433	$79,813,441

		$156,305,476
Gaming & Lodging - 0.7%
Marriott International, Inc., “A”	70,458	$9,611,880
Sands China Ltd.	1,087,200	5,973,170
Wynn Resorts Ltd.	43,884	6,339,044

		$21,924,094
Insurance - 1.1%
Aon PLC	190,489	$34,314,688

Internet - 0.9%
eBay, Inc.	676,245	$26,204,494

Machinery & Tools - 1.2%
Kubota Corp.	2,392,800	$36,010,927

Major Banks - 4.8%
Bank of New York Mellon Corp.	876,163	$43,510,255
Goldman Sachs Group, Inc.	136,760	28,161,619
State Street Corp.	620,708	41,997,103
UBS Group AG	2,168,859	29,086,273

		$142,755,250
Medical Equipment - 13.3%
Abbott Laboratories	573,229	$45,606,099
Cooper Cos., Inc.	120,266	34,867,519
Medtronic PLC	919,800	81,687,438
Sonova Holding AG	51,540	10,394,494
Stryker Corp.	288,086	54,422,326
Thermo Fisher Scientific, Inc.	338,110	93,808,620
Waters Corp. (a)	122,070	26,066,828
Zimmer Biomet Holdings, Inc.	412,929	50,856,336

		$397,709,660
Network & Telecom - 1.0%
Cisco Systems, Inc.	519,707	$29,077,607

Oil Services - 0.7%
National Oilwell Varco, Inc.	205,287	$5,366,202
NOW, Inc. (a)	119,887	1,752,748
Schlumberger Ltd.	307,060	13,105,321

		$20,224,271

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 5.8%
American Express Co.	341,601	$40,045,885
Erste Group Bank AG	280,673	11,238,460
Grupo Financiero Banorte S.A. de C.V.	1,415,307	8,946,011
Julius Baer Group Ltd.	268,918	12,963,592
Kasikornbank PLC	971,080	5,794,542
Visa, Inc., “A”	573,812	94,351,907

		$173,340,397
Pharmaceuticals - 4.4%
Bayer AG	751,091	$49,989,417
Johnson & Johnson	82,873	11,701,668
Merck KGaA	203,167	21,620,504
Roche Holding AG	180,157	47,490,230

		$130,801,819
Railroad & Shipping - 3.8%
Canadian National Railway Co.	618,165	$57,353,349
Kansas City Southern Co.	471,613	58,074,425

		$115,427,774
Restaurants - 0.6%
Whitbread PLC	295,527	$17,187,377

Specialty Chemicals - 4.2%
Akzo Nobel N.V.	430,273	$36,532,378
L’Air Liquide S.A.	224,166	29,806,383
Linde PLC	254,823	45,843,837
Linde PLC	75,303	13,574,119

		$125,756,717
Specialty Stores - 0.6%
AutoZone, Inc. (a)	5,471	$5,625,884
Hermes International	9,729	6,844,035
Sally Beauty Holdings, Inc. (a)	385,649	6,825,987

		$19,295,906
Trucking - 1.5%
United Parcel Service, Inc., “B”	425,401	$45,186,094
Total Common Stocks (Identified Cost, $1,841,706,269)		$2,960,769,983

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $11,888,454)	11,889,495	$11,889,495

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 2.2%

Issuer	Shares/Par	Value ($)
JPMorgan U.S. Government Money Market Fund, 2.36% (j) (Identified Cost, $65,399,555)	65,399,555	$65,399,555

Other Assets, Less Liabilities - (1.5)%		(45,760,935)
Net Assets - 100.0%		$2,992,298,098

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,889,495 and $3,026,169,538, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $133,286,925 of securities on loan (identified cost, $1,907,105,824)	$3,026,169,538
Investments in affiliated issuers, at value (identified cost, $11,888,454)	11,889,495
Foreign currency, at value (identified cost, $95,815)	95,815
Receivables for
Investments sold	11,132,350
Fund shares sold	5,987,182
Interest and dividends	12,472,378
Other assets	7,473
Total assets	$3,067,754,231

Liabilities
Payables for
Investments purchased	$3,017,754
Fund shares reacquired	5,707,683
Collateral for securities loaned, at value (c)	65,399,555
Payable to affiliates
Investment adviser	125,980
Shareholder servicing costs	953,005
Distribution and service fees	21,905
Payable for independent Trustees’ compensation	4,466
Deferred country tax expense payable	94,844
Accrued expenses and other liabilities	130,941
Total liabilities	$75,456,133
Net assets	$2,992,298,098

Net assets consist of
Paid-in capital	$1,855,909,147
Total distributable earnings (loss)	1,136,388,951
Net assets	$2,992,298,098
Shares of beneficial interest outstanding	67,375,068

(c)	Non-cash collateral is not included.

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$715,024,358	16,225,810	$44.07
Class B	24,737,425	610,696	40.51
Class C	151,399,434	3,917,903	38.64
Class I	891,581,805	19,696,677	45.27
Class R1	2,507,065	63,336	39.58
Class R2	42,952,455	1,004,378	42.77
Class R3	90,287,914	2,063,441	43.76
Class R4	145,927,304	3,301,414	44.20
Class R6	927,880,338	20,491,413	45.28

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $46.76 [100 / 94.25 x $44.07]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$39,206,673
Dividends from affiliated issuers	142,339
Income on securities loaned	46,170
Other	1,116
Foreign taxes withheld	(2,819,641)
Total investment income	$36,576,657
Expenses
Management fee	$10,820,432
Distribution and service fees	1,891,477
Shareholder servicing costs	1,171,632
Administrative services fee	195,408
Independent Trustees’ compensation	19,544
Custodian fee	160,076
Shareholder communications	81,108
Audit and tax fees	32,306
Legal fees	12,364
Miscellaneous	146,249
Total expenses	$14,530,596
Fees paid indirectly	(103)
Reduction of expenses by investment adviser and distributor	(152,772)
Net expenses	$14,377,721
Net investment income (loss)	$22,198,936

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $8,970 country tax)	$18,065,157
Affiliated issuers	4,194
Foreign currency	(45,067)
Net realized gain (loss)	$18,024,284
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $33,520 decrease in deferred country tax)	$289,083,593
Affiliated issuers	1,040
Translation of assets and liabilities in foreign currencies	(23,198)
Net unrealized gain (loss)	$289,061,435
Net realized and unrealized gain (loss)	$307,085,719
Change in net assets from operations	$329,284,655

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$22,198,936	$33,344,236
Net realized gain (loss)	18,024,284	127,748,250
Net unrealized gain (loss)	289,061,435	(199,283,976)
Change in net assets from operations	$329,284,655	$(38,191,490)
Total distributions to shareholders	$(150,150,375)	$(93,073,314)
Change in net assets from fund share transactions	$(46,431,489)	$(333,694,745)
Total change in net assets	$132,702,791	$(464,959,549)

Net assets
At beginning of period	2,859,595,307	3,324,554,856
At end of period	$2,992,298,098	$2,859,595,307

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$41.44		$43.43	$36.00		$36.22	$35.45	$33.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.30		$0.40	$0.27	(c)	$0.26	$0.30	$0.26
Net realized and unrealized gain (loss)	4.50		(1.23)	7.66		0.16	1.07	1.90
Total from investment operations	$4.80		$(0.83)	$7.93		$0.42	$1.37	$2.16

Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.29)	$(0.21)		$(0.26)	$(0.26)	$(0.13)
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(2.17)		$(1.16)	$(0.50)		$(0.64)	$(0.60)	$(0.45)
Net asset value, end of period (x)	$44.07		$41.44	$43.43		$36.00	$36.22	$35.45
Total return (%) (r)(s)(t)(x)	12.29	(n)	(1.99)	22.28	(c)	1.26	3.94	6.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.16	1.17	(c)	1.22	1.23	1.23
Expenses after expense reductions (f)	1.17	(a)	1.15	1.16	(c)	1.21	1.22	1.22
Net investment income (loss)	1.45	(a)(l)	0.91	0.68	(c)	0.74	0.84	0.75
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$715,024		$671,000	$703,516		$655,756	$677,704	$592,610

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class B			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$38.09		$40.03	$33.26		$33.51	$32.84	$31.40

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.06	$(0.02	)(c)	$(0.01)	$0.03	$(0.00	)(w)
Net realized and unrealized gain (loss)	4.15		(1.12)	7.08		0.16	1.00	1.76
Total from investment operations	$4.28		$(1.06)	$7.06		$0.15	$1.03	$1.76

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.01)	$—		$(0.02)	$(0.02)	$—
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(1.86)		$(0.88)	$(0.29)		$(0.40)	$(0.36)	$(0.32)
Net asset value, end of period (x)	$40.51		$38.09	$40.03		$33.26	$33.51	$32.84
Total return (%) (r)(s)(t)(x)	11.87	(n)	(2.73)	21.37	(c)	0.50	3.17	5.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.91	1.92	(c)	1.97	1.98	1.98
Expenses after expense reductions (f)	1.92	(a)	1.90	1.91	(c)	1.96	1.97	1.98
Net investment income (loss)	0.68	(a)(l)	0.15	(0.04	)(c)	(0.03)	0.09	(0.01)
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$24,737		$24,726	$29,043		$25,664	$27,384	$26,118

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class C			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$36.44		$38.35	$31.88		$32.19	$31.60	$30.22

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.06	$(0.02	)(c)	$(0.01)	$0.03	$(0.00	)(w)
Net realized and unrealized gain (loss)	3.95		(1.07)	6.78		0.15	0.95	1.70
Total from investment operations	$4.07		$(1.01)	$6.76		$0.14	$0.98	$1.70

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.03)	$—		$(0.07)	$(0.05)	$—
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(1.87)		$(0.90)	$(0.29)		$(0.45)	$(0.39)	$(0.32)
Net asset value, end of period (x)	$38.64		$36.44	$38.35		$31.88	$32.19	$31.60
Total return (%) (r)(s)(t)(x)	11.85	(n)	(2.72)	21.36	(c)	0.48	3.17	5.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.91	1.92	(c)	1.97	1.98	1.98
Expenses after expense reductions (f)	1.92	(a)	1.90	1.91	(c)	1.96	1.97	1.98
Net investment income (loss)	0.68	(a)(l)	0.16	(0.05	)(c)	(0.03)	0.08	(0.00)
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$151,399		$149,669	$180,446		$156,837	$140,018	$111,902

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$42.57		$44.58	$36.94		$37.14	$36.34	$34.56

Income (loss) from investment operations
Net investment income (loss) (d)	$0.34		$0.52	$0.41	(c)	$0.34	$0.41	$0.35
Net realized and unrealized gain (loss)	4.64		(1.27)	7.83		0.19	1.07	1.95
Total from investment operations	$4.98		$(0.75)	$8.24		$0.53	$1.48	$2.30

Less distributions declared to shareholders
From net investment income	$(0.53)		$(0.39)	$(0.31)		$(0.35)	$(0.34)	$(0.20)
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(2.28)		$(1.26)	$(0.60)		$(0.73)	$(0.68)	$(0.52)
Net asset value, end of period (x)	$45.27		$42.57	$44.58		$36.94	$37.14	$36.34
Total return (%) (r)(s)(t)(x)	12.42	(n)	(1.76)	22.60	(c)	1.52	4.17	6.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.91	0.92	(c)	0.97	0.98	0.98
Expenses after expense reductions (f)	0.93	(a)	0.90	0.91	(c)	0.96	0.97	0.98
Net investment income (loss)	1.65	(a)(l)	1.17	1.01	(c)	0.93	1.11	0.99
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$891,582		$935,292	$1,070,007		$793,470	$671,087	$681,259

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R1			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$37.25		$39.18	$32.56		$32.80	$32.17	$30.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.06	$(0.02	)(c)	$(0.01)	$0.03	$(0.00	)(w)
Net realized and unrealized gain (loss)	4.05		(1.09)	6.93		0.16	0.97	1.73
Total from investment operations	$4.17		$(1.03)	$6.91		$0.15	$1.00	$1.73

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.03)	$—		$(0.01)	$(0.03)	$—
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(1.84)		$(0.90)	$(0.29)		$(0.39)	$(0.37)	$(0.32)
Net asset value, end of period (x)	$39.58		$37.25	$39.18		$32.56	$32.80	$32.17
Total return (%) (r)(s)(t)(x)	11.84	(n)	(2.73)	21.37	(c)	0.51	3.14	5.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.91	1.92	(c)	1.97	1.98	1.98
Expenses after expense reductions (f)	1.92	(a)	1.90	1.91	(c)	1.96	1.97	1.98
Net investment income (loss)	0.66	(a)(l)	0.16	(0.05	)(c)	(0.03)	0.10	(0.01)
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$2,507		$2,538	$3,411		$3,442	$3,546	$3,776

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R2			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$40.21		$42.16	$34.96		$35.19	$34.45	$32.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.28	$0.18	(c)	$0.16	$0.21	$0.17
Net realized and unrealized gain (loss)	4.37		(1.19)	7.43		0.16	1.03	1.85
Total from investment operations	$4.61		$(0.91)	$7.61		$0.32	$1.24	$2.02

Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.17)	$(0.12)		$(0.17)	$(0.16)	$(0.06)
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(2.05)		$(1.04)	$(0.41)		$(0.55)	$(0.50)	$(0.38)
Net asset value, end of period (x)	$42.77		$40.21	$42.16		$34.96	$35.19	$34.45
Total return (%) (r)(s)(t)(x)	12.14	(n)	(2.24)	21.97	(c)	0.99	3.67	6.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.41	1.42	(c)	1.47	1.48	1.48
Expenses after expense reductions (f)	1.42	(a)	1.40	1.41	(c)	1.46	1.47	1.48
Net investment income (loss)	1.20	(a)(l)	0.66	0.45	(c)	0.47	0.59	0.49
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$42,952		$40,944	$52,489		$49,546	$56,978	$57,258

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R3			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$41.16		$43.14	$35.76		$35.98	$35.23	$33.55

Income (loss) from investment operations
Net investment income (loss) (d)	$0.29		$0.39	$0.28	(c)	$0.26	$0.30	$0.26
Net realized and unrealized gain (loss)	4.48		(1.21)	7.60		0.16	1.05	1.88
Total from investment operations	$4.77		$(0.82)	$7.88		$0.42	$1.35	$2.14

Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.29)	$(0.21)		$(0.26)	$(0.26)	$(0.14)
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(2.17)		$(1.16)	$(0.50)		$(0.64)	$(0.60)	$(0.46)
Net asset value, end of period (x)	$43.76		$41.16	$43.14		$35.76	$35.98	$35.23
Total return (%) (r)(s)(t)(x)	12.29	(n)	(2.00)	22.29	(c)	1.25	3.93	6.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.16	1.17	(c)	1.22	1.23	1.23
Expenses after expense reductions (f)	1.17	(a)	1.15	1.16	(c)	1.21	1.22	1.23
Net investment income (loss)	1.43	(a)(l)	0.90	0.70	(c)	0.74	0.84	0.74
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$90,288		$90,003	$108,852		$98,106	$105,192	$90,864

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R4			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$41.63		$43.62	$36.15		$36.37	$35.59	$33.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.35		$0.51	$0.38	(c)	$0.35	$0.40	$0.35
Net realized and unrealized gain (loss)	4.50		(1.23)	7.68		0.16	1.06	1.89
Total from investment operations	$4.85		$(0.72)	$8.06		$0.51	$1.46	$2.24

Less distributions declared to shareholders
From net investment income	$(0.53)		$(0.40)	$(0.30)		$(0.35)	$(0.34)	$(0.20)
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(2.28)		$(1.27)	$(0.59)		$(0.73)	$(0.68)	$(0.52)
Net asset value, end of period (x)	$44.20		$41.63	$43.62		$36.15	$36.37	$35.59
Total return (%) (r)(s)(t)(x)	12.40	(n)	(1.75)	22.61	(c)	1.50	4.20	6.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.91	0.92	(c)	0.97	0.98	0.98
Expenses after expense reductions (f)	0.92	(a)	0.90	0.91	(c)	0.96	0.97	0.98
Net investment income (loss)	1.71	(a)(l)	1.16	0.96	(c)	0.99	1.11	0.99
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$145,927		$136,066	$142,713		$116,248	$118,810	$109,067

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R6			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$42.61		$44.61	$36.96		$37.17	$36.36	$34.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.38		$0.54	$0.41	(c)	$0.39	$0.44	$0.42
Net realized and unrealized gain (loss)	4.62		(1.24)	7.86		0.16	1.08	1.90
Total from investment operations	$5.00		$(0.70)	$8.27		$0.55	$1.52	$2.32

Less distributions declared to shareholders
From net investment income	$(0.58)		$(0.43)	$(0.33)		$(0.38)	$(0.37)	$(0.22)
From net realized gain	(1.75)		(0.87)	(0.29)		(0.38)	(0.34)	(0.32)
Total distributions declared to shareholders	$(2.33)		$(1.30)	$(0.62)		$(0.76)	$(0.71)	$(0.54)
Net asset value, end of period (x)	$45.28		$42.61	$44.61		$36.96	$37.17	$36.36
Total return (%) (r)(s)(t)(x)	12.47	(n)	(1.66)	22.71	(c)	1.60	4.29	6.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.81	0.83	(c)	0.87	0.88	0.90
Expenses after expense reductions (f)	0.82	(a)	0.80	0.82	(c)	0.87	0.88	0.90
Net investment income (loss)	1.83	(a)(l)	1.20	0.99	(c)	1.08	1.19	1.16
Portfolio turnover	3	(n)	12	10		8	8	11
Net assets at end of period (000 omitted)	$927,880		$809,357	$1,034,078		$494,203	$383,913	$306,861

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality,

24

Notes to Financial Statements (unaudited) – continued

coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

25

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,643,146,634	$—	$—	$1,643,146,634
France	314,534,443	—	—	314,534,443
United Kingdom	226,141,402	—	—	226,141,402
Switzerland	221,558,404	—	—	221,558,404
Germany	120,148,625	—	—	120,148,625
Japan	—	83,949,172	—	83,949,172
Sweden	69,194,679	—	—	69,194,679
Netherlands	65,174,454	—	—	65,174,454
Canada	57,353,349	—	—	57,353,349
Other Countries	159,568,821	—	—	159,568,821
Mutual Funds	77,289,050	—	—	77,289,050
Total	$2,954,109,861	$83,949,172	$—	$3,038,059,033

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to

26

Notes to Financial Statements (unaudited) – continued

purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $133,286,925. The fair value of the fund’s investment securities on loan and a related liability of $65,399,555 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $74,163,555 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

27

Notes to Financial Statements (unaudited) – continued

no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$32,405,740
Long-term capital gains	60,667,574

Total distributions	$93,073,314

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$1,912,126,667
Gross appreciation	1,186,390,624

Gross depreciation	(60,458,258)
Net unrealized appreciation (depreciation)	$1,125,932,366

As of 10/31/18

Undistributed ordinary income	33,165,756
Undistributed long-term capital gain	109,115,801
Other temporary differences	(165,894)
Net unrealized appreciation (depreciation)	815,139,008

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

28

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 4/30/19	Year ended 10/31/18	Six months ended 4/30/19	Year ended 10/31/18
Class A	$6,725,755	$4,752,302	$27,807,305	$14,139,704
Class B	69,040	8,551	1,111,525	631,567
Class C	492,380	151,420	7,038,609	4,063,887
Class I	11,206,689	9,504,994	36,983,979	21,019,525
Class R1	6,593	2,332	126,563	75,797
Class R2	298,729	206,032	1,743,577	1,028,214
Class R3	875,559	715,949	3,665,661	2,179,861
Class R4	1,716,785	1,283,411	5,621,964	2,826,264
Class R6	11,108,499	10,100,176	33,551,163	20,383,328
Total	$32,500,029	$26,725,167	$117,650,346	$66,348,147

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $137,587, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.76% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $53,842 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

29

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$827,632
Class B	0.75%	0.25%	1.00%	1.00%	119,113
Class C	0.75%	0.25%	1.00%	1.00%	723,425
Class R1	0.75%	0.25%	1.00%	1.00%	12,259
Class R2	0.25%	0.25%	0.50%	0.50%	100,853
Class R3	—	0.25%	0.25%	0.25%	108,195
Total Distribution and Service Fees					$1,891,477

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2019, this rebate amounted to $14,485, $222, and $478 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2019, were as follows:

Amount
Class A	$3,745
Class B	18,535
Class C	9,129

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $99,113, which equated to 0.0071% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs

30

Notes to Financial Statements (unaudited) – continued

which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,072,519.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $833 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,081 at April 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $2,364 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the

31

Notes to Financial Statements (unaudited) – continued

Investment Company Act of 1940. During the six months ended April 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $65,799 and $566,261, respectively. The sales transactions resulted in net realized gains (losses) of $(52,952).

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $78,998,222 and $275,928,521, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	948,592	$38,319,785	2,864,502	$124,994,713
Class B	14,955	557,853	65,490	2,642,429
Class C	228,857	8,066,238	764,864	29,511,781
Class I	3,178,710	129,974,353	5,933,741	265,674,692
Class R1	7,210	265,329	7,354	290,220
Class R2	93,005	3,634,199	210,731	8,953,510
Class R3	234,226	9,502,067	513,201	22,256,413
Class R4	280,491	11,553,652	663,792	29,092,007
Class R6	1,783,197	75,252,278	4,887,034	217,932,872
	6,769,243	$277,125,754	15,910,709	$701,348,637

Shares issued to shareholders in reinvestment of distributions
Class A	818,402	$31,786,782	402,196	$17,286,370
Class B	32,088	1,148,743	15,640	622,014
Class C	193,314	6,601,665	97,978	3,727,079
Class I	1,110,657	44,270,812	639,357	28,163,671
Class R1	3,807	133,156	2,009	78,129
Class R2	47,826	1,804,464	26,170	1,093,652
Class R3	117,770	4,541,220	67,606	2,886,104
Class R4	184,471	7,179,608	94,740	4,081,380
Class R6	1,090,631	43,461,647	677,110	29,833,465
	3,598,966	$140,928,097	2,022,806	$87,771,864

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,731,408)	$(69,922,163)	(3,273,753)	$(143,127,341)
Class B	(85,453)	(3,197,854)	(157,520)	(6,344,810)
Class C	(611,490)	(21,727,280)	(1,460,413)	(56,092,959)
Class I	(6,563,224)	(268,131,303)	(8,606,925)	(383,948,578)
Class R1	(15,817)	(557,458)	(28,288)	(1,078,932)
Class R2	(154,714)	(6,133,959)	(463,573)	(19,671,067)
Class R3	(475,055)	(19,377,873)	(917,421)	(39,811,959)
Class R4	(432,151)	(17,728,643)	(761,792)	(33,351,273)
Class R6	(1,375,144)	(57,708,807)	(9,749,566)	(439,388,327)
	(11,444,456)	$(464,485,340)	(25,419,251)	$(1,122,815,246)

Net change
Class A	35,586	$184,404	(7,055)	$(846,258)
Class B	(38,410)	(1,491,258)	(76,390)	(3,080,367)
Class C	(189,319)	(7,059,377)	(597,571)	(22,854,099)
Class I	(2,273,857)	(93,886,138)	(2,033,827)	(90,110,215)
Class R1	(4,800)	(158,973)	(18,925)	(710,583)
Class R2	(13,883)	(695,296)	(226,672)	(9,623,905)
Class R3	(123,059)	(5,334,586)	(336,614)	(14,669,442)
Class R4	32,811	1,004,617	(3,260)	(177,886)
Class R6	1,498,684	61,005,118	(4,185,422)	(191,621,990)
	(1,076,247)	$(46,431,489)	(7,485,736)	$(333,694,745)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $8,758 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,015,260	$197,532,414	$189,663,413	$4,194	$1,040	$11,889,495

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$142,339	$—

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

April 30, 2019

     MFS® Global Total Return Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MWT-SEM

MFS® Global Total Return Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 2%, 11/15/2026	1.8%
U.S. Treasury Notes, 2.75%, 2/15/2028	1.7%
Government of Japan, 0.5%, 6/20/2038	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.5%
Nestle S.A.	1.3%
Roche Holding AG	1.2%
Government of Canada, 1.5%, 6/01/2026	1.2%
U.S. Treasury Note 5 yr Future - JUN 2019	(1.5)%
German Euro-Bobl 5 yr Future - JUN 2019	(2.0)%
U.S. Treasury Ultra 10 yr Future - JUN 2019	(2.5)%

Composition including fixed income credit quality (a)(i)
AAA	5.7%
AA	2.0%
A	6.0%
BBB	12.3%
D (o)	0.0%
U.S. Government	6.8%
Federal Agencies	2.6%
Not Rated	(6.0)%
Non-Fixed Income	60.7%
Cash & Cash Equivalents	3.2%
Other	6.7%

GICS equity sectors
Financials	11.2%
Industrials	9.2%
Health Care	8.7%
Consumer Staples	8.4%
Information Technology	7.9%
Communication Services	3.6%
Energy	3.0%
Consumer Discretionary	2.7%
Materials	2.6%
Utilities	2.0%
Real Estate	1.4%

Fixed income sectors (i)
Investment Grade Corporates	10.1%
Non-U.S. Government Bonds	8.9%
U.S. Treasury Securities	3.0%
Emerging Markets Bonds	2.8%
Mortgage-Backed Securities	2.6%
Collateralized Debt Obligations	1.0%
Commercial Mortgage-Backed Securities	0.6%
High Yield Corporates	0.2%
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
U.S. Government Agencies (o)	0.0%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	55.8%
Japan	7.5%
Switzerland	6.0%
United Kingdom	6.0%
Canada	3.8%
France	3.7%
Spain	2.5%
Australia	2.0%
Taiwan	1.5%
Other Countries	11.2%

Currency exposure weightings (i)(y)
United States Dollar	51.6%
Euro	16.1%
Japanese Yen	11.2%
Swiss Franc	5.7%
British Pound Sterling	5.5%
Canadian Dollar	1.8%
Taiwan Dollar	1.5%
Australian Dollar	1.3%
Norwegian Krone	1.1%
Other Currencies	4.2%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	1.09%	$1,000.00	$1,070.45	$5.60
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
B	Actual	1.84%	$1,000.00	$1,066.54	$9.43
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
C	Actual	1.84%	$1,000.00	$1,065.77	$9.42
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
I	Actual	0.84%	$1,000.00	$1,071.36	$4.31
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R1	Actual	1.84%	$1,000.00	$1,066.16	$9.43
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
R2	Actual	1.34%	$1,000.00	$1,069.08	$6.87
	Hypothetical (h)	1.34%	$1,000.00	$1,018.15	$6.71
R3	Actual	1.09%	$1,000.00	$1,070.09	$5.59
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
R4	Actual	0.84%	$1,000.00	$1,071.14	$4.31
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R6	Actual	0.74%	$1,000.00	$1,071.96	$3.80
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 60.1%

Issuer	Shares/Par	Value ($)
Aerospace - 2.0%
Honeywell International, Inc.	93,038	$16,154,188
Lockheed Martin Corp.	38,890	12,963,204
Northrop Grumman Corp.	10,274	2,978,535
United Technologies Corp.	37,115	5,292,970

		$37,388,897
Airlines - 0.5%
Aena S.A.	12,443	$2,307,636
Air Canada	266,402	6,395,080

		$8,702,716
Alcoholic Beverages - 1.4%
Diageo PLC	47,908	$2,020,033
Heineken N.V. (l)	99,450	10,734,909
Molson Coors Brewing Co.	41,700	2,676,723
Pernod Ricard S.A.	64,829	11,295,841

		$26,727,506
Apparel Manufacturers - 0.3%
Compagnie Financiere Richemont S.A.	77,884	$5,694,448

Automotive - 0.9%
Aptiv PLC	57,425	$4,921,323
Magna International, Inc.	140,833	7,839,006
USS Co. Ltd.	165,100	3,161,799

		$15,922,128
Biotechnology - 0.2%
Biogen, Inc. (a)	12,955	$2,969,804

Broadcasting - 0.7%
Omnicom Group, Inc.	116,610	$9,332,298
Publicis Groupe	59,246	3,513,893

		$12,846,191
Brokerage & Asset Managers - 0.6%
ASX Ltd.	20,574	$1,080,521
BlackRock, Inc.	16,565	8,038,001
TMX Group Ltd.	44,832	2,859,851

		$11,978,373

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 5.2%
Accenture PLC, “A”	106,861	$19,520,299
Bunzl PLC	119,652	3,602,645
CGI, Inc.	51,655	3,718,065
Cognizant Technology Solutions Corp., “A”	74,296	5,420,636
Compass Group PLC	476,688	10,834,508
DXC Technology Co.	86,468	5,684,406
Equifax, Inc.	43,555	5,485,752
Experian PLC	195,073	5,659,848
Fidelity National Information Services, Inc.	43,212	5,009,567
Fiserv, Inc. (a)	87,560	7,638,734
Nomura Research Institute Ltd.	110,200	5,391,082
Secom Co. Ltd.	108,700	9,141,799
SGS S.A.	1,270	3,351,519
Thomson Reuters Corp.	94,256	5,828,791

		$96,287,651
Cable TV - 1.0%
Comcast Corp., “A”	425,813	$18,535,640

Chemicals - 1.7%
3M Co.	49,830	$9,443,283
Givaudan S.A.	3,704	9,593,068
PPG Industries, Inc.	101,304	11,903,220

		$30,939,571
Computer Software - 0.4%
Adobe Systems, Inc. (a)	11,215	$3,243,939
Cadence Design Systems, Inc. (a)	66,108	4,586,573

		$7,830,512
Computer Software - Systems - 0.6%
Amadeus IT Group S.A.	95,224	$7,574,485
Hitachi Ltd.	105,400	3,510,440

		$11,084,925
Construction - 1.0%
Daito Trust Construction Co. Ltd.	14,300	$1,911,316
Persimmon PLC	66,024	1,925,091
Sherwin-Williams Co.	15,250	6,936,158
Stanley Black & Decker, Inc.	50,828	7,451,385

		$18,223,950
Consumer Products - 1.7%
Colgate-Palmolive Co.	60,163	$4,379,265
Kao Corp.	73,500	5,666,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Kimberly-Clark Corp.	92,618	$11,890,299
Reckitt Benckiser Group PLC	120,214	9,714,358

		$31,650,515
Containers - 0.2%
Amcor Ltd.	411,152	$4,646,161

Electrical Equipment - 2.2%
Johnson Controls International PLC	176,420	$6,615,750
Legrand S.A.	72,112	5,299,311
OMRON Corp.	105,200	5,652,447
Schneider Electric S.A. (l)	251,851	21,315,644
Spectris PLC	57,908	2,075,070

		$40,958,222
Electronics - 3.6%
Analog Devices, Inc.	67,813	$7,882,583
Halma PLC	94,537	2,218,356
Hoya Corp.	61,600	4,339,978
Kyocera Corp.	64,000	4,116,064
Samsung Electronics Co. Ltd.	135,659	5,324,629
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	626,425	27,449,944
Texas Instruments, Inc.	131,047	15,441,268

		$66,772,822
Energy - Independent - 0.6%
Marathon Petroleum Corp.	73,518	$4,475,041
Occidental Petroleum Corp.	24,496	1,442,324
Phillips 66	50,864	4,794,949

		$10,712,314
Energy - Integrated - 2.1%
BP PLC	454,591	$3,313,677
Chevron Corp.	32,590	3,912,756
China Petroleum & Chemical Corp.	6,466,000	4,970,169
Eni S.p.A.	386,863	6,603,174
Exxon Mobil Corp.	111,722	8,969,042
Galp Energia SGPS S.A.	223,367	3,750,410
LUKOIL PJSC, ADR	46,721	3,961,006
Suncor Energy, Inc.	121,776	4,015,872

		$39,496,106
Food & Beverages - 2.7%
Danone S.A. (l)	92,042	$7,441,128
General Mills, Inc.	125,298	6,449,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
J.M. Smucker Co.	54,431	$6,674,874
Mowi A.S.A.	94,572	2,048,752
Nestle S.A.	248,403	23,902,953
Tyson Foods, Inc., “A”	57,404	4,305,874

		$50,822,669
Food & Drug Stores - 0.3%
Wesfarmers Ltd.	208,024	$5,280,741

Health Maintenance Organizations - 0.4%
Cigna Corp.	46,983	$7,462,780

Insurance - 3.6%
Aon PLC	100,218	$18,053,271
AXA (l)	146,390	3,898,716
Chubb Ltd.	66,003	9,583,636
Hiscox Ltd.	110,867	2,420,111
MetLife, Inc.	99,633	4,596,070
Prudential Financial, Inc.	37,771	3,992,772
Samsung Fire & Marine Insurance Co. Ltd.	5,236	1,362,620
Travelers Cos., Inc.	82,199	11,816,106
Zurich Insurance Group AG	35,810	11,418,292

		$67,141,594
Machinery & Tools - 1.4%
Eaton Corp. PLC	150,344	$12,451,490
Illinois Tool Works, Inc.	60,850	9,470,085
Kubota Corp.	275,300	4,143,183

		$26,064,758
Major Banks - 4.1%
ABSA Group Ltd.	213,874	$2,455,851
Bank of New York Mellon Corp.	136,306	6,768,956
China Construction Bank	8,029,000	7,092,720
Goldman Sachs Group, Inc.	24,048	4,951,964
JPMorgan Chase & Co.	174,326	20,230,532
National Australia Bank Ltd.	51,934	928,085
PNC Financial Services Group, Inc.	34,157	4,677,118
Royal Bank of Canada	40,872	3,257,090
State Street Corp.	100,412	6,793,876
UBS Group AG	741,611	9,945,644
Wells Fargo & Co.	178,970	8,663,938

		$75,765,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.6%
HCA Healthcare, Inc.	57,921	$7,369,289
McKesson Corp.	6,247	744,955
Sonic Healthcare Ltd.	177,739	3,213,870

		$11,328,114
Medical Equipment - 1.8%
Abbott Laboratories	111,956	$8,907,219
Danaher Corp.	62,612	8,292,333
Medtronic PLC	122,058	10,839,971
Thermo Fisher Scientific, Inc.	17,022	4,722,754

		$32,762,277
Metals & Mining - 0.2%
POSCO	5,322	$1,161,760
Rio Tinto PLC	34,357	2,000,388

		$3,162,148
Natural Gas - Distribution - 0.2%
ENGIE	219,680	$3,253,621

Network & Telecom - 0.3%
Cisco Systems, Inc.	89,652	$5,016,029

Oil Services - 0.3%
Schlumberger Ltd.	138,007	$5,890,139

Other Banks & Diversified Financials - 2.4%
American Express Co.	33,041	$3,873,396
BB&T Corp.	131,564	6,736,077
Citigroup, Inc.	224,665	15,883,816
DBS Group Holdings Ltd.	77,400	1,607,639
KBC Group N.V.	60,076	4,448,509
Komercni Banka A.S.	13,285	503,386
ORIX Corp.	92,400	1,300,058
Sberbank of Russia, ADR	64,688	924,715
U.S. Bancorp	178,647	9,525,458

		$44,803,054
Pharmaceuticals - 5.5%
Bayer AG	154,668	$10,294,043
Bristol-Myers Squibb Co.	151,146	7,017,709
Eli Lilly & Co.	32,635	3,819,600
Johnson & Johnson	142,346	20,099,255
Novartis AG	160,756	13,127,736

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Novo Nordisk A.S., “B”	63,040	$3,082,722
Pfizer, Inc.	428,685	17,408,898
Roche Holding AG	87,605	23,093,089
Santen Pharmaceutical Co. Ltd.	305,400	4,662,347

		$102,605,399
Printing & Publishing - 0.7%
Moody’s Corp.	41,227	$8,106,053
RELX PLC	254,939	5,850,323

		$13,956,376
Railroad & Shipping - 0.3%
Canadian National Railway Co.	28,010	$2,598,768
Union Pacific Corp.	19,829	3,510,526

		$6,109,294
Real Estate - 1.3%
CK Asset Holdings Ltd.	233,000	$1,871,176
Daiwa House Industry Co. Ltd.	30,000	841,383
Deutsche Wohnen SE	192,543	8,653,365
Grand City Properties S.A.	98,407	2,313,424
Medical Properties Trust, Inc., REIT	314,750	5,495,535
Public Storage, Inc., REIT	8,282	1,831,813
STORE Capital Corp., REIT	74,788	2,491,936

		$23,498,632
Restaurants - 0.5%
Greggs PLC	120,798	$2,830,645
Starbucks Corp.	77,970	6,056,710

		$8,887,355
Specialty Chemicals - 0.6%
Akzo Nobel N.V.	67,514	$5,732,284
PTT Global Chemical PLC	2,596,200	5,590,877

		$11,323,161
Specialty Stores - 0.1%
Dufry AG	23,082	$2,254,853

Telecommunications - Wireless - 1.4%
KDDI Corp.	783,700	$17,914,601
SK Telecom Co. Ltd.	10,377	2,198,611
Vodafone Group PLC	3,437,611	6,365,356

		$26,478,568

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.4%
TELUS Corp.	99,502	$3,663,830
TELUS Corp.	34,958	1,287,853
Verizon Communications, Inc.	52,325	2,992,467

		$7,944,150
Tobacco - 2.1%
Altria Group, Inc.	41,932	$2,278,165
Imperial Brands PLC	136,049	4,321,656
Japan Tobacco, Inc.	463,500	10,744,423
Philip Morris International, Inc.	240,044	20,778,209

		$38,122,453
Trucking - 0.2%
United Parcel Service, Inc., “B”	33,432	$3,551,147

Utilities - Electric Power - 1.8%
Duke Energy Corp.	98,515	$8,976,687
E.ON AG	161,488	1,733,003
Exelon Corp.	202,582	10,321,553
SSE PLC	585,893	8,744,031
Xcel Energy, Inc.	59,068	3,337,342

		$33,112,616
Total Common Stocks (Identified Cost, $772,950,844)		$1,115,966,154

Bonds - 35.8%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$616,020
L3 Technologies, Inc., 3.85%, 6/15/2023	1,094,000	1,130,453
Lockheed Martin Corp., 3.55%, 1/15/2026	795,000	816,397

		$2,562,870
Apparel Manufacturers - 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$802,000	$777,156

Asset-Backed & Securitized - 1.6%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.757% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$2,627,406	$2,627,275
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.622% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	249,715	250,002
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.473% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	346,950	347,489
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	1,995,691	2,069,320
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	664,914	664,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.497% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		$2,569,000	$2,544,207
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.616% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,966,973	2,932,785
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.238% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)		3,092,916	3,094,125
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.837% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)		1,254,500	1,254,497
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,686,942
KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “A”, FLR, 3.573% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,648,500	1,648,945
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.397% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		2,978,000	2,933,509
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.98% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		4,314,000	4,207,496
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,385,429
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,021,599

			$30,667,786
Automotive - 0.4%
FCA Bank S.p.A., 1%, 2/21/2022	EUR	500,000	$569,325
Ferrari N.V., 1.5%, 3/16/2023		1,700,000	1,948,859
General Motors Co., 6.75%, 4/01/2046		$850,000	941,012
General Motors Financial Co., Inc., 4.35%, 1/17/2027		704,000	703,676
Lear Corp., 3.8%, 9/15/2027		695,000	676,640
Lear Corp., 4.25%, 5/15/2029		817,000	811,016
Volkswagen Financial Services A.G., 1.5%, 10/01/2024	EUR	765,000	877,628
Volkswagen International Finance N.V., 1.875%, 3/30/2027		500,000	568,203

			$7,096,359
Broadcasting - 0.2%
Fox Corp., 4.709%, 1/25/2029 (n)		$217,000	$233,467
SES S.A., 1.625%, 3/22/2026	EUR	1,100,000	1,260,010
WPP Finance, 1.375%, 3/20/2025		700,000	805,941
WPP Finance 2013, 2.875%, 9/14/2046	GBP	1,000,000	1,057,862

			$3,357,280
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$698,000	$697,379
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	700,000	796,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brokerage & Asset Managers - continued
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$538,000	$538,344
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	919,456
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	720,222

			$3,672,298
Building - 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$977,297
Imerys S.A., 1.5%, 1/15/2027	EUR	600,000	687,254
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	416,995
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		544,000	521,440
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		764,000	735,639
Sika Capital B.V., 0.875%, 4/29/2027	EUR	200,000	226,628
Sika Capital B.V., 1.5%, 4/29/2031		100,000	114,723

			$3,679,976
Business Services - 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$320,000	$330,289
Fidelity National Information Services, Inc., 5%, 10/15/2025		114,000	124,073
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	999,791

			$1,454,153
Cable TV - 0.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp., 6.384%, 10/23/2035		$743,000	$839,474
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	598,100
Sky PLC, 2.5%, 9/15/2026	EUR	1,100,000	1,386,512

			$2,824,086
Chemicals - 0.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$997,063
Argentum Netherlands B.V. for Givaudan S.A., 2%, 9/17/2030	EUR	600,000	730,666
Arkema S.A., 1.5%, 4/20/2027		400,000	468,220
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		$1,464,000	1,553,559
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		2,480,000	2,719,537

			$6,469,045
Computer Software - 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,422,000	$1,456,521
Microsoft Corp., 4.1%, 2/06/2037		2,140,000	2,298,229
SAP S.E., 1.625%, 3/10/2031	EUR	800,000	949,511
Ubisoft Entertainment S.A., 1.289%, 1/30/2023		700,000	790,032

			$5,494,293

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/2022		$598,000	$600,075
Apple, Inc., 4.5%, 2/23/2036		1,752,000	1,944,425
Apple, Inc., 4.25%, 2/09/2047		348,000	367,149

			$2,911,649
Conglomerates - 0.2%
General Electric Co., 4.5%, 3/11/2044		$359,000	$333,010
Roper Technologies, Inc., 4.2%, 9/15/2028		787,000	810,039
Smiths Group PLC, 2%, 2/23/2027	EUR	600,000	696,032
United Technologies Corp., 4.125%, 11/16/2028		$999,000	1,042,140
Wabtec Corp., 4.95%, 9/15/2028		747,000	769,710

			$3,650,931
Consumer Products - 0.2%
JAB Holdings B.V., 2%, 5/18/2028	EUR	700,000	$808,546
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	750,172
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	981,152
Whirlpool Corp., 4.75%, 2/26/2029		1,454,000	1,510,967

			$4,050,837
Consumer Services - 0.4%
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$1,333,000	$1,378,769
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	750,000	841,732
IHS Markit Ltd., 3.625%, 5/01/2024		$292,000	292,934
IHS Markit Ltd., 4.25%, 5/01/2029		438,000	437,269
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	900,000	1,051,613
Priceline Group, Inc., 1.8%, 3/03/2027		751,000	901,220
Priceline Group, Inc., 3.55%, 3/15/2028		$587,000	592,788
Visa, Inc., 4.15%, 12/14/2035		984,000	1,053,866
Visa, Inc., 3.65%, 9/15/2047		658,000	648,328

			$7,198,519
Electronics - 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,771,000	$1,689,977
Broadcom, Inc., 4.25%, 4/15/2026 (n)		1,194,000	1,180,221

			$2,870,198
Emerging Market Quasi-Sovereign - 0.6%
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		$1,590,000	$1,730,158
Petroleos Mexicanos, 1.875%, 4/21/2022	EUR	650,000	725,395
Petroleos Mexicanos, 6.5%, 1/23/2029		$2,739,000	2,734,207
PT Pertamina Persero, 6%, 5/03/2042 (n)		3,240,000	3,526,934

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025 (n)	EUR	900,000	$1,071,878
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		$1,939,000	1,933,214

			$11,721,786
Emerging Market Sovereign - 1.1%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$3,798,000	$3,953,756
Republic of Hungary, 5.375%, 2/21/2023		3,148,000	3,400,671
Republic of Indonesia, 8.25%, 5/15/2029	IDR	91,845,000,000	6,638,621
Republic of Indonesia, 8.375%, 3/15/2034		75,690,000,000	5,364,695
State of Qatar, 4%, 3/14/2029 (n)		$878,000	914,082
United Mexican States, 4.6%, 2/10/2048		702,000	678,834

			$20,950,659
Energy - Independent - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,594,809

Energy - Integrated - 0.2%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$2,161,000	$2,200,891
Eni S.p.A., 4%, 9/12/2023 (n)		680,000	697,069

			$2,897,960
Engineering - Construction - 0.1%
Vinci S.A., 3.75%, 4/10/2029 (z)		$1,334,000	$1,354,765

Financial Institutions - 0.3%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$1,592,000	$1,514,236
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (z)		587,000	583,519
EXOR N.V., 1.75%, 1/18/2028	EUR	900,000	1,018,741
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,916,000	1,883,774

			$5,000,270
Food & Beverages - 0.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$748,110
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031		530,000	603,488
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,124,000	1,139,155
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		426,000	415,078
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		602,000	668,628
Constellation Brands, Inc., 4.4%, 11/15/2025		1,243,000	1,313,541
Danone S.A., 2.077%, 11/02/2021 (n)		1,298,000	1,275,284
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	2,981,196
Kraft Heinz Foods Co., 4.375%, 6/01/2046		545,000	482,157
PepsiCo, Inc., 3.1%, 7/17/2022		651,000	661,812

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		$300,000	$302,945

			$10,591,394
Forest & Paper Products - 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)		$1,279,000	$1,368,530

Gaming & Lodging - 0.0%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	510,000	$706,165

Health Maintenance Organizations - 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$1,074,000	$1,110,112

Industrial - 0.1%
Grainger PLC, 3.375%, 4/24/2028	GBP	600,000	$788,549
Investor AB, 1.5%, 9/12/2030	EUR	550,000	645,527

			$1,434,076
Insurance - 0.1%
American International Group, Inc., 1.875%, 6/21/2027	EUR	850,000	$978,396
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		700,000	875,332
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		700,000	876,590

			$2,730,318
Insurance - Property & Casualty - 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$695,864
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		475,000	518,013
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	618,000	744,237
Hiscox Ltd., 6.125% to 11/24/2025, FLR (GBP LIBOR - 3mo. + 5.076%) to 11/24/2045	GBP	650,000	939,776
Marsh & McLennan Cos., Inc., 1.349%, 9/21/2026	EUR	100,000	114,302
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030		120,000	139,252
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$532,000	540,341
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP
Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	415,040
QBE Insurance Group Ltd., 6.115%, 5/24/2042		100,000	141,196
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR - 3mo. + 2.9%) to 6/29/2047	EUR	1,120,000	1,325,911

			$5,573,932
International Market Quasi-Sovereign - 0.6%
BNG Bank N.V., 0.75%, 1/11/2028	EUR	4,109,000	$4,765,367
Electricite de France S.A., 5.875%, 1/22/2029	GBP	600,000	808,141

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
Islandsbanki, 1.125%, 1/19/2024	EUR	950,000	$1,054,042
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	234,864
KFW Government Development Banks, 1.125%, 6/15/2037	EUR	1,910,000	2,240,080
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		$1,450,000	1,432,083

			$10,534,577
International Market Sovereign - 10.6%
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	3,605,000	$2,747,570
Commonwealth of Australia, 2.75%, 6/21/2035		20,040,000	15,409,947
Federal Republic of Germany, 0.25%, 8/15/2028	EUR	5,525,000	6,362,345
Federal Republic of Germany, 2.5%, 7/04/2044		5,160,000	8,381,393
Federal Republic of Germany, 2.5%, 8/15/2046		4,115,000	6,792,423
Government of Canada, 1.5%, 6/01/2026	CAD	30,343,000	22,421,930
Government of Canada, 5%, 6/01/2037		1,890,000	2,060,956
Government of Japan, 1.7%, 9/20/2032	JPY	1,268,550,000	13,797,410
Government of Japan, 2.4%, 3/20/2037		1,088,850,000	13,352,305
Government of Japan, 0.5%, 6/20/2038		3,008,400,000	27,763,053
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	2,980,000	3,482,065
Kingdom of Spain, 2.15%, 10/31/2025		11,630,000	14,501,089
Kingdom of Spain, 5.15%, 10/31/2028		10,489,000	16,302,014
Kingdom of Spain, 5.15%, 10/31/2044		1,280,000	2,331,957
Republic of Italy, 1.65%, 3/01/2032		2,444,000	2,436,123
Republic of Italy, 4%, 2/01/2037		2,980,000	3,765,278
Republic of Italy, 3.85%, 9/01/2049		2,260,000	2,695,275
Republic of Portugal, 2.25%, 4/18/2034		12,648,000	15,389,266
Republic of Portugal, 4.1%, 4/15/2037		1,510,000	2,263,010
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	3,870,000	6,774,385
United Kingdom Treasury, 3.25%, 1/22/2044		1,284,000	2,197,455
United Kingdom Treasury, 3.75%, 7/22/2052		2,305,000	4,633,498
United Kingdom Treasury, 4%, 1/22/2060		700,000	1,569,687

			$197,430,434
Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$667,963
Province of British Columbia, 2.3%, 6/18/2026		1,895,000	1,424,185

			$2,092,148
Machinery & Tools - 0.1%
CNH Industrial Finance Europe S.A., 1.75%, 3/25/2027	EUR	150,000	$170,664
CNH Industrial Finance S.p.A., 1.875%, 1/19/2026		1,000,000	1,164,544

			$1,335,208

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - 1.6%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	$601,705
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		$1,749,000	1,750,481
Bank of America Corp., 3.5%, 4/19/2026		1,418,000	1,430,851
Bank of America Corp., 3.248%, 10/21/2027		2,844,000	2,789,269
Bank of New York Mellon Corp., 2.95%, 1/29/2023		2,800,000	2,810,913
Barclays PLC, 3.125%, 1/17/2024	GBP	750,000	1,000,941
Credit Agricole S.A., 0.75%, 12/05/2023	EUR	700,000	802,870
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		850,000	975,859
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		$1,500,000	1,487,165
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,105,365
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,598,228
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,772,358
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,187,000	1,185,370
Morgan Stanley, 5.5%, 7/28/2021		490,000	517,238
Morgan Stanley, 3.125%, 1/23/2023		1,982,000	1,989,734
Morgan Stanley, 3.95%, 4/23/2027		1,588,000	1,603,519
Nationwide Building Society, 1.5%, 3/08/2026	EUR	400,000	455,805
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		$920,000	928,408
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025		708,000	721,803
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		996,000	1,012,067
Svenska Handelsbanken AB, 5.25%, 3/01/2021		1,291,000	1,289,386
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	800,000	934,365
Wells Fargo & Co., 4.15%, 1/24/2029		$852,000	885,999

			$29,649,699
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	900,000	$1,042,154
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		$1,034,000	1,039,411
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	625,005
Northwell Healthcare, Inc., 4.26%, 11/01/2047		667,000	667,628
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,875,177
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	598,914
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		395,000	387,113

			$6,235,402
Medical Equipment - 0.1%
Abbott Laboratories, 4.9%, 11/30/2046		$1,237,000	$1,410,120
Medtronic Global Holdings S.C.A., 1.125%, 3/07/2027	EUR	190,000	219,303

			$1,629,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$701,530
MPLX LP, 4.5%, 4/15/2038		833,000	798,910
ONEOK, Inc., 4.95%, 7/13/2047		1,972,000	1,968,308
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,376,000	1,393,766

			$4,862,514
Mortgage-Backed - 2.6%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$9,528,863	$10,092,339
Fannie Mae, 5.5%, 1/01/2037		30,214	33,181
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		303,288	337,691
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		2,161,275	2,324,725
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		4,594,204	4,755,383
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,774,962	3,841,512
Freddie Mac, 3.224%, 3/25/2027		4,500,000	4,599,465
Freddie Mac, 3.117%, 6/25/2027		1,483,189	1,503,739
Freddie Mac, 3.194%, 7/25/2027		3,914,000	3,989,346
Freddie Mac, 3.187%, 9/25/2027		1,792,000	1,825,414
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,640,924
Freddie Mac, 3.35%, 1/25/2028		2,733,000	2,813,007
Freddie Mac, 5.5%, 7/01/2037		61,503	67,490
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,839,188	3,019,407
Freddie Mac, 5%, 7/01/2041		1,405,087	1,512,774
Freddie Mac, 3.5%, 1/01/2047		2,512,626	2,543,961
Ginnie Mae, 5%, 5/15/2040		474,922	508,996
Ginnie Mae, 3.5%, 6/20/2043		1,341,342	1,368,392

			$47,777,746
Municipals - 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$102,313
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,059,872
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		425,000	430,232

			$1,592,417
Natural Gas - Distribution - 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$1,037,000	$1,016,501
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,440,000	1,486,800

			$2,503,301
Network & Telecom - 0.3%
AT&T, Inc., 4.75%, 5/15/2046		$983,000	$976,009
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	400,000	533,233

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$3,399,000	$3,424,794

			$4,934,036
Oils - 0.2%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$528,192
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,150,879
Neste Oyj, 1.5%, 6/07/2024	EUR	1,100,000	1,268,647
Phillips 66, 4.875%, 11/15/2044		$750,000	805,507

			$3,753,225
Other Banks & Diversified Financials - 0.6%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$733,362
BPCE S.A., 0.625%, 9/26/2023		600,000	683,016
BPCE S.A., 5.25%, 4/16/2029	GBP	700,000	1,070,973
Citizens Financial Group, Inc., 2.375%, 7/28/2021		$1,005,000	992,701
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031	EUR	300,000	332,090
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,040,592
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	306,441
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	767,661
KBC Group N.V., 0.875%, 6/27/2023	EUR	700,000	805,229
Macquarie Group Ltd., 1.25%, 3/05/2025		700,000	793,215
UBS AG, 5.125%, 5/15/2024		$1,730,000	1,810,109
UniCredit S.p.A., 1%, 1/18/2023	EUR	1,200,000	1,319,467
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$742,000	781,926
United Overseas Bank Ltd., 3.75% to 4/15/2024, FLR (CMT - 5yr. + 1.5%) to 4/15/2029 (n)		449,000	455,516

			$11,892,298
Pharmaceuticals - 0.2%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	710,000	$856,821
Bayer Capital Corp. B.V., 1.5%, 6/26/2026		800,000	922,887
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026 (z)		900,000	1,099,860

			$2,879,568
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$1,249,000	$1,304,038

Real Estate - Apartment - 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	1,100,000	$1,240,635

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$674,708
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	1,256,000	1,440,999

			$2,115,707

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.2%
AA Bond Co. Ltd., 2.875%, 1/31/2022	GBP	375,000	$475,049
AA Bond Co. Ltd., 2.75%, 7/31/2023		375,000	455,922
Best Buy Co., Inc., 4.45%, 10/01/2028		$1,000,000	1,019,859
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,403,129
Home Depot, Inc., 4.875%, 2/15/2044		500,000	571,704

			$3,925,663
Specialty Stores - 0.1%
Richemont International S.A., 1.5%, 3/26/2030	EUR	850,000	$1,010,276

Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$588,350

Supranational - 0.5%
European Stability Mechanism, 0.75%, 3/15/2027	EUR	7,310,000	$8,578,832
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	430,990
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		440,000	350,348
International Finance Corp., 3.25%, 7/22/2019		635,000	449,207

			$9,809,377
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	$509,720
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,291,561
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,445,991
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	516,345
SBA Tower Trust, 2.898%, 10/15/2044 (n)		588,000	587,412
Tele2 AB, 2.125%, 5/15/2028	EUR	1,350,000	1,583,848

			$5,934,877
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	$565,991

Tobacco - 0.1%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	430,000	$492,207
Altria Group, Inc., 3.125%, 6/15/2031		500,000	587,880
Imperial Brands Finance PLC, 1.375%, 1/27/2025		550,000	627,669

			$1,707,756
Transportation - Services - 0.2%
Autostrade per l’Italia S.p.A., 6.25%, 6/09/2022	GBP	625,000	$896,244
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	818,266
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	700,000	829,216

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - continued
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	$637,436
Transurban Finance Co., 1.75%, 3/29/2028	EUR	1,050,000	1,228,676

			$4,409,838
U.S. Government Agencies and Equivalents - 0.0%
Small Business Administration, 5.09%, 10/01/2025		$13,902	$14,402
Small Business Administration, 5.21%, 1/01/2026		192,821	200,373
Small Business Administration, 5.31%, 5/01/2027		120,741	126,553
Small Business Administration, 2.22%, 3/01/2033		654,645	631,920

			$973,248
U.S. Treasury Obligations - 6.7%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$17,940,000	$19,981,376
U.S. Treasury Bonds, 3.125%, 2/15/2043		10,730,000	11,145,787
U.S. Treasury Bonds, 3%, 5/15/2047		5,379,000	5,448,549
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		816	807
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027		756	748
U.S. Treasury Notes, 2%, 11/15/2026		34,140,000	33,138,471
U.S. Treasury Notes, 2.25%, 11/15/2027		11,050,000	10,860,941
U.S. Treasury Notes, 2.75%, 2/15/2028 (f)		29,993,000	30,629,180
U.S. Treasury Notes, 2.875%, 5/15/2028		13,543,900	13,964,502

			$125,170,361
Utilities - Electric Power - 1.1%
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		$200,000	$204,250
Duke Energy Corp., 2.65%, 9/01/2026		1,361,000	1,301,045
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,500,000	1,505,265
Emera U.S. Finance LP, 2.7%, 6/15/2021		339,000	336,750
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	382,646
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	400,000	603,884
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	1,200,000	1,363,490
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$875,000	824,809
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	449,579
Enersis Americas S.A., 4%, 10/25/2026		3,133,000	3,102,453
Exelon Corp., 3.497%, 6/01/2022		636,000	644,930
Iberdrola International B.V., 3.25%, 11/12/2024	EUR	900,000	1,070,309
innogy Finance B.V., 1.625%, 5/30/2026		900,000	1,073,197
innogy Finance B.V., 4.75%, 1/31/2034	GBP	600,000	943,424
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$652,000	703,477
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		1,540,000	1,559,211
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	354,658
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	195,082
Public Service Enterprise Group, 2%, 11/15/2021		1,750,000	1,713,682

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Virginia Electric & Power Co., 3.5%, 3/15/2027	$2,000,000	$2,043,901

		$20,376,042
Total Bonds (Identified Cost, $655,611,557)		$666,006,367

Preferred Stocks - 0.4%
Consumer Products - 0.4%
Henkel AG & Co. KGaA (Identified Cost, $3,745,210)	81,092	$8,207,579

Convertible Preferred Stocks - 0.2%
Medical Equipment - 0.0%
Danaher Corp., 4.75%	499	$525,697

Utilities - Electric Power - 0.2%
CenterPoint Energy, Inc., 7%	39,539	$2,105,056
NextEra Energy, Inc., 6.123%	15,054	939,370

		$3,044,426
Total Convertible Preferred Stocks (Identified Cost, $3,369,096)		$3,570,123

Investment Companies (h) - 3.1%
Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $56,871,051)	56,877,329	$56,877,329

Collateral for Securities Loaned - 0.6%
JPMorgan U.S. Government Money Market Fund, 2.36% (j) (Identified Cost, $10,571,552)	10,571,552	$10,571,552

Other Assets, Less Liabilities - (0.2)%		(3,285,078)
Net Assets - 100.0%		$1,857,914,026

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $56,877,329 and $1,804,321,775, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,614,190, representing 3.3% of net assets.

Portfolio of Investments (unaudited) – continued

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026	4/11/19	$584,226	$583,519
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.473% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	346,950	347,489
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.497% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	2,569,000	2,544,207
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/18	1,018,679	1,099,860
Vinci S.A., 3.75%, 4/10/2029	4/03/19	1,330,707	1,354,765
Total Restricted Securities			$5,929,840
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Portfolio of Investments (unaudited) – continued

PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Derivative Contracts at 4/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	100,382	USD	112,614	Brown Brothers Harriman	7/12/2019	$688
EUR	770,387	USD	866,048	NatWest Markets PLC	7/12/2019	3,486
EUR	1,332,753	USD	1,501,820	UBS AG	7/12/2019	2,457
GBP	491,140	USD	642,254	Citibank N.A.	7/12/2019	623
NZD	5,421,000	USD	3,615,855	JPMorgan Chase Bank N.A.	7/12/2019	9,731
PHP	337,177,000	USD	6,411,428	JPMorgan Chase Bank N.A.	7/10/2019	21,413
RUB	73,875,000	USD	1,115,212	JPMorgan Chase Bank N.A.	5/06/2019	26,693
USD	17,945,478	AUD	25,108,579	Deutsche Bank AG	7/12/2019	214,466
USD	430,425	AUD	609,000	NatWest Markets PLC	7/12/2019	365
USD	911,612	CAD	1,218,000	Citibank N.A.	7/12/2019	789
USD	23,287,331	CAD	30,933,959	Deutsche Bank AG	7/12/2019	154,843
USD	211,548	CHF	214,000	UBS AG	7/12/2019	33
USD	736,729	EUR	646,000	Deutsche Bank AG	7/12/2019	7,590
USD	460,251	EUR	405,028	Merrill Lynch International	7/12/2019	3,097
USD	340,137	EUR	299,214	NatWest Markets PLC	7/12/2019	2,414
USD	944,624	GBP	714,429	Citibank N.A.	7/12/2019	9,472
USD	832,743	GBP	635,861	Merrill Lynch International	7/12/2019	434
USD	88,498	NOK	761,000	Citibank N.A.	7/12/2019	42
USD	6,590,219	NZD	9,756,422	Deutsche Bank AG	7/12/2019	65,086
USD	1,145,171	RUB	73,875,000	JPMorgan Chase Bank N.A.	5/06/2019	3,266
USD	13,254	SEK	125,000	NatWest Markets PLC	7/12/2019	15
USD	697,527	THB	22,000,000	JPMorgan Chase Bank N.A.	5/13/2019	8,409
USD	21,512	ZAR	305,067	JPMorgan Chase Bank N.A.	7/12/2019	370

						$535,782

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	15,319,000	USD	11,013,874	JPMorgan Chase Bank N.A.	7/12/2019	$(196,003)
AUD	6,594,054	USD	4,740,156	UBS AG	7/12/2019	(83,610)
CHF	4,480,000	USD	4,510,504	BNP Paribas S.A.	7/12/2019	(82,539)
CNH	31,886,000	USD	4,741,624	JPMorgan Chase Bank N.A.	10/15/2019	(10,851)
CZK	12,895,000	USD	568,099	JPMorgan Chase Bank N.A.	7/12/2019	(2,742)
DKK	13,065,598	USD	1,987,910	UBS AG	7/12/2019	(11,917)
EUR	1,532,093	USD	1,735,705	Deutsche Bank AG	7/12/2019	(6,434)
EUR	9,824,382	USD	11,160,891	Merrill Lynch International	7/12/2019	(72,126)
EUR	1,032,015	USD	1,171,422	NatWest Markets PLC	7/12/2019	(6,588)
EUR	1,325,188	USD	1,508,030	UBS AG	7/12/2019	(12,293)
GBP	5,490,020	USD	7,204,746	Deutsche Bank AG	7/12/2019	(18,588)
ILS	2,402,000	USD	675,502	Goldman Sachs International	7/12/2019	(4,668)
JPY	7,873,027,038	USD	71,375,328	HSBC Bank	7/12/2019	(282,351)
KRW	5,363,620,000	USD	4,776,664	Barclays Bank PLC	7/10/2019	(172,892)
KRW	5,268,980,000	USD	4,692,715	JPMorgan Chase Bank N.A.	7/10/2019	(170,175)
MXN	45,128,885	USD	2,363,105	JPMorgan Chase Bank N.A.	7/12/2019	(10,512)
NOK	132,847,495	USD	15,614,458	Goldman Sachs International	7/12/2019	(172,600)
NOK	31,049,000	USD	3,668,977	JPMorgan Chase Bank N.A.	7/12/2019	(59,919)
PLN	5,974,803	USD	1,576,784	Merrill Lynch International	7/12/2019	(9,846)
RUB	73,875,000	USD	1,140,706	JPMorgan Chase Bank N.A.	6/03/2019	(3,573)
SEK	30,713,844	USD	3,345,895	JPMorgan Chase Bank N.A.	7/12/2019	(92,941)
SGD	2,292,000	USD	1,697,602	JPMorgan Chase Bank N.A.	7/12/2019	(10,336)
THB	93,457,750	USD	2,977,784	JPMorgan Chase Bank N.A.	5/13/2019	(50,358)
USD	3,685,825	AUD	5,228,000	Goldman Sachs International	7/12/2019	(6,049)
USD	3,532,140	AUD	5,010,000	JPMorgan Chase Bank N.A.	7/12/2019	(5,789)
USD	1,085,810	AUD	1,538,786	UBS AG	7/12/2019	(839)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	4,710,850	EUR	4,175,000	Citibank N.A.	7/12/2019	$(1,466)
USD	1,445,597	EUR	1,289,000	Deutsche Bank AG	7/12/2019	(9,296)
USD	342,964	EUR	304,813	NatWest Markets PLC	7/12/2019	(1,078)
USD	1,088,945	EUR	965,181	UBS AG	7/12/2019	(453)
USD	283,518	JPY	31,401,000	UBS AG	7/12/2019	(32)
USD	6,314,176	PHP	337,177,000	JPMorgan Chase Bank N.A.	7/10/2019	(118,665)
USD	985,112	SEK	9,305,000	Citibank N.A.	7/12/2019	(396)
USD	2,641,267	SEK	24,948,000	Goldman Sachs International	7/12/2019	(1,018)

						$(1,688,943)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	100	$21,300,781	June - 2019	$59,023

Liabilitiy Derivatives

Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	251	$37,422,664	June - 2019	$(253,938)
German Euro-Bund 10 yr	Short	EUR	73	13,535,053	June - 2019	(198,307)
German Euro-Buxl 30 yr	Short	EUR	22	4,657,197	June - 2019	(160,932)
U.S. Treasury Note 10 yr	Short	USD	142	17,561,406	June - 2019	(242,463)
U.S. Treasury Note 5 yr	Short	USD	240	27,753,750	June - 2019	(178,638)
U.S. Treasury Ultra 10 yr	Short	USD	354	46,650,562	June - 2019	(409,348)

						$(1,443,626)

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Credit Default Swaps

11/22/22	EUR	950,000	Merrill Lynch International	1%	(1)	$0	$8,593	$8,593

(1)

Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in LafargeHolcim Ltd., a BBB rated bond. The fund entered into the contract to gain issuer exposure.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2019, the fund had cash collateral of $915,000 and other liquid securities with an aggregate value of $1,553,260 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $39,126,614 of securities on loan (identified cost, $1,446,248,259)	$1,804,321,775
Investments in affiliated issuers, at value (identified cost, $56,871,051)	56,877,329
Restricted cash for
Forward foreign currency exchange contracts	915,000
Receivables for
Forward foreign currency exchange contracts	535,782
Investments sold	6,987,886
Fund shares sold	1,073,439
Interest and dividends	10,305,278
Uncleared swaps, at value (net of unamortized premiums paid, $8,593)	8,593
Receivable from investment adviser	44,091
Other assets	5,759
Total assets	$1,881,074,932

Liabilities
Payable to custodian	$4,768
Payables for
Forward foreign currency exchange contracts	1,688,943
Net daily variation margin on open futures contracts	119,492
Investments purchased	4,954,473
Fund shares reacquired	4,842,423
Collateral for securities loaned, at value (c)	10,571,552
Payable to affiliates
Shareholder servicing costs	748,428
Distribution and service fees	25,621
Payable for independent Trustees’ compensation	4,136
Deferred country tax expense payable	84,917
Accrued expenses and other liabilities	116,153
Total liabilities	$23,160,906
Net assets	$1,857,914,026

Net assets consist of
Paid-in capital	$1,500,955,758
Total distributable earnings (loss)	356,958,268
Net assets	$1,857,914,026
Shares of beneficial interest outstanding	104,610,259

(c)	Non-cash collateral is not included.

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$744,018,525	41,737,210	$17.83
Class B	32,770,302	1,802,922	18.18
Class C	237,096,400	13,237,146	17.91
Class I	576,117,022	32,661,629	17.64
Class R1	2,454,294	137,674	17.83
Class R2	12,159,997	689,451	17.64
Class R3	19,201,391	1,080,377	17.77
Class R4	7,977,592	446,903	17.85
Class R6	226,118,503	12,816,947	17.64

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.92 [100 / 94.25 x $17.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$19,000,854
Interest	9,593,224
Dividends from affiliated issuers	751,655
Income on securities loaned	62,615
Other	1,906
Foreign taxes withheld	(1,137,896)
Total investment income	$28,272,358
Expenses
Management fee	$7,152,994
Distribution and service fees	2,347,256
Shareholder servicing costs	965,021
Administrative services fee	134,590
Independent Trustees’ compensation	17,503
Custodian fee	133,105
Shareholder communications	66,915
Audit and tax fees	38,240
Legal fees	8,886
Miscellaneous	128,723
Total expenses	$10,993,233
Fees paid indirectly	(30,168)
Reduction of expenses by investment adviser and distributor	(762,914)
Net expenses	$10,200,151
Net investment income (loss)	$18,072,207

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $42,682 country tax)	$11,731,019
Affiliated issuers	(2,065)
Futures contracts	(1,624,082)
Forward foreign currency exchange contracts	(956,096)
Foreign currency	112,176
Net realized gain (loss)	$9,260,952
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $79,842 decrease in deferred country tax)	$95,945,711
Affiliated issuers	3,336
Futures contracts	(2,108,608)
Forward foreign currency exchange contracts	344,652
Translation of assets and liabilities in foreign currencies	11,858
Net unrealized gain (loss)	$94,196,949
Net realized and unrealized gain (loss)	$103,457,901
Change in net assets from operations	$121,530,108

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$18,072,207	$33,506,605
Net realized gain (loss)	9,260,952	41,808,378
Net unrealized gain (loss)	94,196,949	(144,950,913)
Change in net assets from operations	$121,530,108	$(69,635,930)
Total distributions to shareholders	$(42,540,844)	$(63,697,258)
Change in net assets from fund share transactions	$(318,033,866)	$79,167,312
Total change in net assets	$(239,044,602)	$(54,165,876)

Net assets
At beginning of period	2,096,958,628	2,151,124,504
At end of period	$1,857,914,026	$2,096,958,628

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$17.02		$18.08	$16.42		$16.49	$16.80	$16.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.27	$0.23	(c)	$0.26	$0.25	$0.32
Net realized and unrealized gain (loss)	1.01		(0.81)	1.70		0.40	(0.22)	0.55
Total from investment operations	$1.17		$(0.54)	$1.93		$0.66	$0.03	$0.87

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.28)	$(0.27)		$(0.11)	$(0.16)	$(0.32)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.36)		$(0.52)	$(0.27)		$(0.73)	$(0.34)	$(0.39)
Net asset value, end of period (x)	$17.83		$17.02	$18.08		$16.42	$16.49	$16.80
Total return (%) (r)(s)(t)(x)	7.04	(n)	(3.12)	11.88	(c)	4.21	0.20	5.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.15	1.20	(c)	1.27	1.28	1.27
Expenses after expense reductions (f)	1.09	(a)	1.09	1.08	(c)	1.12	1.13	1.17
Net investment income (loss)	1.89	(a)	1.48	1.35	(c)	1.59	1.51	1.93
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$744,019		$731,699	$781,298		$823,267	$802,412	$772,769

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class B			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$17.34		$18.41	$16.73		$16.82	$17.21	$16.70

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.13	$0.11	(c)	$0.14	$0.13	$0.20
Net realized and unrealized gain (loss)	1.03		(0.83)	1.74		0.40	(0.22)	0.57
Total from investment operations	$1.13		$(0.70)	$1.85		$0.54	$(0.09)	$0.77

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.13)	$(0.17)		$(0.01)	$(0.12)	$(0.19)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.29)		$(0.37)	$(0.17)		$(0.63)	$(0.30)	$(0.26)
Net asset value, end of period (x)	$18.18		$17.34	$18.41		$16.73	$16.82	$17.21
Total return (%) (r)(s)(t)(x)	6.65	(n)	(3.90)	11.11	(c)	3.37	(0.53)	4.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.90	1.95	(c)	2.02	2.03	2.01
Expenses after expense reductions (f)	1.84	(a)	1.84	1.84	(c)	1.87	1.88	1.92
Net investment income (loss)	1.13	(a)	0.72	0.61	(c)	0.83	0.75	1.19
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$32,770		$36,088	$48,598		$55,070	$60,197	$66,528

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class C			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$17.10		$18.15	$16.51		$16.60	$17.00	$16.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.13	$0.10	(c)	$0.14	$0.13	$0.20
Net realized and unrealized gain (loss)	1.00		(0.80)	1.71		0.40	(0.23)	0.57
Total from investment operations	$1.10		$(0.67)	$1.81		$0.54	$(0.10)	$0.77

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.14)	$(0.17)		$(0.01)	$(0.12)	$(0.20)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.29)		$(0.38)	$(0.17)		$(0.63)	$(0.30)	$(0.27)
Net asset value, end of period (x)	$17.91		$17.10	$18.15		$16.51	$16.60	$17.00
Total return (%) (r)(s)(t)(x)	6.58	(n)	(3.81)	11.03	(c)	3.44	(0.59)	4.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.90	1.95	(c)	2.02	2.03	2.02
Expenses after expense reductions (f)	1.84	(a)	1.84	1.84	(c)	1.87	1.88	1.92
Net investment income (loss)	1.13	(a)	0.72	0.60	(c)	0.84	0.75	1.17
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$237,096		$255,464	$337,099		$359,421	$323,241	$308,269

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$16.85		$17.91	$16.26		$16.34	$16.65	$16.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.31	$0.28	(c)	$0.31	$0.29	$0.35
Net realized and unrealized gain (loss)	0.99		(0.81)	1.69		0.38	(0.22)	0.56
Total from investment operations	$1.17		$(0.50)	$1.97		$0.69	$0.07	$0.91

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.32)	$(0.32)		$(0.15)	$(0.20)	$(0.36)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.38)		$(0.56)	$(0.32)		$(0.77)	$(0.38)	$(0.43)
Net asset value, end of period (x)	$17.64		$16.85	$17.91		$16.26	$16.34	$16.65
Total return (%) (r)(s)(t)(x)	7.14	(n)	(2.90)	12.22	(c)	4.45	0.45	5.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.90	0.95	(c)	1.01	1.03	1.02
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	(c)	0.87	0.88	0.92
Net investment income (loss)	2.12	(a)	1.75	1.64	(c)	1.92	1.75	2.14
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$576,117		$667,895	$585,360		$494,880	$212,571	$193,307

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R1			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$17.02		$18.08	$16.44		$16.54	$16.93	$16.44

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.12	$0.10	(c)	$0.13	$0.13	$0.20
Net realized and unrealized gain (loss)	1.00		(0.80)	1.71		0.40	(0.23)	0.56
Total from investment operations	$1.10		$(0.68)	$1.81		$0.53	$(0.10)	$0.76

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.14)	$(0.17)		$(0.01)	$(0.11)	$(0.20)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.29)		$(0.38)	$(0.17)		$(0.63)	$(0.29)	$(0.27)
Net asset value, end of period (x)	$17.83		$17.02	$18.08		$16.44	$16.54	$16.93
Total return (%) (r)(s)(t)(x)	6.62	(n)	(3.84)	11.09	(c)	3.39	(0.55)	4.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.90	1.95	(c)	2.02	2.03	2.01
Expenses after expense reductions (f)	1.84	(a)	1.84	1.84	(c)	1.87	1.88	1.92
Net investment income (loss)	1.15	(a)	0.65	0.59	(c)	0.81	0.75	1.18
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$2,454		$2,352	$2,578		$2,875	$3,195	$3,518

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R2			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$16.84		$17.89	$16.26		$16.35	$16.68	$16.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.22	$0.19	(c)	$0.23	$0.21	$0.28
Net realized and unrealized gain (loss)	1.00		(0.80)	1.68		0.38	(0.22)	0.55
Total from investment operations	$1.14		$(0.58)	$1.87		$0.61	$(0.01)	$0.83

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.23)	$(0.24)		$(0.08)	$(0.14)	$(0.28)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.34)		$(0.47)	$(0.24)		$(0.70)	$(0.32)	$(0.35)
Net asset value, end of period (x)	$17.64		$16.84	$17.89		$16.26	$16.35	$16.68
Total return (%) (r)(s)(t)(x)	6.91	(n)	(3.37)	11.59	(c)	3.93	(0.03)	5.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.40	1.45	(c)	1.52	1.53	1.51
Expenses after expense reductions (f)	1.34	(a)	1.34	1.34	(c)	1.37	1.38	1.42
Net investment income (loss)	1.61	(a)	1.21	1.11	(c)	1.40	1.25	1.69
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$12,160		$13,788	$21,141		$20,926	$11,577	$9,812

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R3			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$16.97		$18.03	$16.37		$16.44	$16.75	$16.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.26	$0.23	(c)	$0.26	$0.25	$0.32
Net realized and unrealized gain (loss)	1.00		(0.80)	1.71		0.40	(0.22)	0.55
Total from investment operations	$1.16		$(0.54)	$1.94		$0.66	$0.03	$0.87

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.28)	$(0.28)		$(0.11)	$(0.16)	$(0.32)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.36)		$(0.52)	$(0.28)		$(0.73)	$(0.34)	$(0.39)
Net asset value, end of period (x)	$17.77		$16.97	$18.03		$16.37	$16.44	$16.75
Total return (%) (r)(s)(t)(x)	7.01	(n)	(3.14)	11.94	(c)	4.23	0.19	5.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.15	1.20	(c)	1.27	1.27	1.27
Expenses after expense reductions (f)	1.09	(a)	1.09	1.09	(c)	1.12	1.13	1.17
Net investment income (loss)	1.89	(a)	1.47	1.35	(c)	1.62	1.50	1.93
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$19,201		$18,795	$21,193		$15,157	$11,368	$13,576

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R4			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$17.05		$18.11	$16.44		$16.51	$16.82	$16.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.31	$0.27	(c)	$0.29	$0.29	$0.36
Net realized and unrealized gain (loss)	1.00		(0.81)	1.72		0.41	(0.22)	0.56
Total from investment operations	$1.18		$(0.50)	$1.99		$0.70	$0.07	$0.92

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.32)	$(0.32)		$(0.15)	$(0.20)	$(0.36)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.38)		$(0.56)	$(0.32)		$(0.77)	$(0.38)	$(0.43)
Net asset value, end of period (x)	$17.85		$17.05	$18.11		$16.44	$16.51	$16.82
Total return (%) (r)(s)(t)(x)	7.11	(n)	(2.87)	12.20	(c)	4.45	0.45	5.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.90	0.95	(c)	1.02	1.03	1.02
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	(c)	0.87	0.88	0.92
Net investment income (loss)	2.14	(a)	1.71	1.59	(c)	1.79	1.73	2.14
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$7,978		$7,514	$6,063		$7,629	$10,758	$10,042

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R6			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$16.85		$17.91	$16.26		$16.34	$16.65	$16.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.33	$0.28	(c)	$0.31	$0.30	$0.37
Net realized and unrealized gain (loss)	1.00		(0.81)	1.70		0.40	(0.21)	0.55
Total from investment operations	$1.18		$(0.48)	$1.98		$0.71	$0.09	$0.92

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.34)	$(0.33)		$(0.17)	$(0.22)	$(0.38)
From net realized gain	(0.28)		(0.24)	—		(0.62)	(0.18)	(0.07)
Total distributions declared to shareholders	$(0.39)		$(0.58)	$(0.33)		$(0.79)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$17.64		$16.85	$17.91		$16.26	$16.34	$16.65
Total return (%) (r)(s)(t)(x)	7.20	(n)	(2.82)	12.33	(c)	4.54	0.56	5.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.84	(c)	0.92	0.93	0.93
Expenses after expense reductions (f)	0.74	(a)	0.75	0.74	(c)	0.77	0.78	0.83
Net investment income (loss)	2.19	(a)	1.83	1.63	(c)	1.96	1.85	2.25
Portfolio turnover	36	(n)	52	41		36	54	23
Net assets at end of period (000 omitted)	$226,119		$363,364	$347,795		$110,608	$85,585	$74,972

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where

Notes to Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$612,377,508	$—	$—	$612,377,508
Switzerland	102,381,602	—	—	102,381,602
Japan	—	82,497,512	—	82,497,512
United Kingdom	73,896,098	—	—	73,896,098
France	56,018,152	—	—	56,018,152
Canada	41,464,206	—	—	41,464,206
Germany	31,201,415	—	—	31,201,415
Taiwan	27,449,943	—	—	27,449,943
Netherlands	16,467,193	—	—	16,467,193
Other Countries	78,399,349	5,590,878	—	83,990,227
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	126,143,610	—	126,143,610
Non-U.S. Sovereign Debt	—	250,446,833	—	250,446,833
Municipal Bonds	—	1,592,417	—	1,592,417
U.S. Corporate Bonds	—	103,388,014	—	103,388,014
Residential Mortgage-Backed Securities	—	47,777,746	—	47,777,746
Commercial Mortgage-Backed Securities	—	11,066,732	—	11,066,732
Asset-Backed Securities (including CDOs)	—	19,601,054	—	19,601,054
Foreign Bonds	—	105,989,961	—	105,989,961
Mutual Funds	67,448,881	—	—	67,448,881
Total	$1,107,104,347	$754,094,757	$—	$1,861,199,104

Other Financial Instruments
Futures Contracts – Assets	$59,023	$—	$—	$59,023
Futures Contracts – Liabilities	(1,443,626)	—	—	(1,443,626)
Forward Foreign Currency Exchange Contracts – Assets	—	535,782	—	535,782
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,688,943)	—	(1,688,943)
Swap Agreements – Assets	—	8,593	—	8,593

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the

Notes to Financial Statements (unaudited) – continued

security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$59,023	$(1,443,626)
Credit	Credit Default Swaps	8,593	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	535,782	(1,688,943)
Total		$603,398	$3,132,569

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,624,082)	$—	$(43,938)
Foreign Exchange	—	(956,096)	—
Total	$(1,624,082)	$(956,096)	$(43,938)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(2,108,608)	$—
Foreign Exchange	—	344,652
Total	$(2,108,608)	$344,652

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party

Notes to Financial Statements (unaudited) – continued

to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty

Notes to Financial Statements (unaudited) – continued

credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the

Notes to Financial Statements (unaudited) – continued

cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable

Notes to Financial Statements (unaudited) – continued

obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2019, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $39,126,614. The fair value of the fund’s investment securities on loan and a related liability of $10,571,552 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $30,646,025 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$32,594,612
Long-term capital gains	31,102,646

Total distributions	$63,697,258

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$1,518,369,240
Gross appreciation	369,509,092

Gross depreciation	(26,679,228)
Net unrealized appreciation (depreciation)	$342,829,864

As of 10/31/18

Undistributed long-term capital gain	33,180,323
Other temporary differences	411,657
Net unrealized appreciation (depreciation)	244,377,024

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 4/30/19	Year ended 10/31/18	Six months ended 4/30/19	Year ended 10/31/18
Class A	$3,366,416	$12,063,238	$11,667,026	$10,187,177
Class B	19,466	303,531	554,501	608,436
Class C	153,792	2,291,285	3,999,069	4,409,043
Class I	3,631,482	12,502,684	10,381,703	8,175,407
Class R1	1,681	15,115	37,461	31,776
Class R2	43,273	213,633	226,811	253,835
Class R3	87,198	291,146	302,085	272,032
Class R4	46,172	120,926	126,378	66,180
Class R6	1,985,899	7,180,536	5,910,431	4,711,278
Total	$9,335,379	$34,982,094	$33,205,465	$28,715,164

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $94,037, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.78%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2020. For the six months

Notes to Financial Statements (unaudited) – continued

ended April 30, 2019, this reduction amounted to $660,607, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $58,465 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$902,283
Class B	0.75%	0.25%	1.00%	1.00%	169,093
Class C	0.75%	0.25%	1.00%	1.00%	1,208,548
Class R1	0.75%	0.25%	1.00%	1.00%	11,808
Class R2	0.25%	0.25%	0.50%	0.50%	32,539
Class R3	—	0.25%	0.25%	0.25%	22,985
Total Distribution and Service Fees					$2,347,256

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2019, this rebate amounted to $7,714, $114, $437, and $5 for Class A, Class B, Class C, and Class R1, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2019, were as follows:

Amount
Class A	$9,550
Class B	21,005
Class C	10,672

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $68,419, which equated to 0.0072% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $896,602.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $551 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,437 at April 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $1,816 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $74,417 and $2,207,681, respectively. The sales transactions resulted in net realized gains (losses) of $178,045.

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$206,023,868	$319,201,985
Non-U.S. Government securities	$465,136,993	$705,801,013

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	2,257,441	$38,499,973	7,655,177	$137,643,105
Class B	47,276	824,629	172,706	3,178,519
Class C	528,253	8,978,710	2,462,634	44,793,638
Class I	3,599,342	60,596,698	14,331,061	256,048,617
Class R1	10,488	181,144	93,172	1,651,598
Class R2	124,024	2,088,418	275,535	4,924,415
Class R3	83,775	1,433,037	342,806	6,080,609
Class R4	63,375	1,091,486	273,422	4,894,903
Class R6	1,565,856	26,451,868	5,283,105	94,303,397
	8,279,830	$140,145,963	30,889,618	$553,518,801

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	862,242	$14,084,139	1,157,923	$20,709,343
Class B	30,902	511,765	44,425	812,206
Class C	212,731	3,472,069	314,403	5,668,272
Class I	733,914	11,862,129	985,503	17,423,658
Class R1	2,407	39,142	2,607	46,891
Class R2	7,303	117,751	9,199	163,102
Class R3	23,908	389,283	31,535	563,178
Class R4	10,484	171,603	10,476	186,946
Class R6	461,736	7,448,754	639,171	11,307,672
	2,345,627	$38,096,635	3,195,242	$56,881,268

Shares reacquired
Class A	(4,363,903)	$(74,540,167)	(9,037,037)	$(162,259,764)
Class B	(355,842)	(6,219,343)	(776,912)	(14,236,975)
Class C	(2,445,580)	(41,948,038)	(6,404,461)	(115,151,235)
Class I	(11,310,826)	(190,315,565)	(8,369,881)	(147,934,160)
Class R1	(13,404)	(231,728)	(100,172)	(1,790,775)
Class R2	(260,435)	(4,403,245)	(647,660)	(11,598,807)
Class R3	(134,542)	(2,272,166)	(442,425)	(7,918,900)
Class R4	(67,687)	(1,149,809)	(177,994)	(3,236,446)
Class R6	(10,769,181)	(175,196,403)	(3,782,655)	(67,105,695)
	(29,721,400)	$(496,276,464)	(29,739,197)	$(531,232,757)

Net change
Class A	(1,244,220)	$(21,956,055)	(223,937)	$(3,907,316)
Class B	(277,664)	(4,882,949)	(559,781)	(10,246,250)
Class C	(1,704,596)	(29,497,259)	(3,627,424)	(64,689,325)
Class I	(6,977,570)	(117,856,738)	6,946,683	125,538,115
Class R1	(509)	(11,442)	(4,393)	(92,286)
Class R2	(129,108)	(2,197,076)	(362,926)	(6,511,290)
Class R3	(26,859)	(449,846)	(68,084)	(1,275,113)
Class R4	6,172	113,280	105,904	1,845,403
Class R6	(8,741,589)	(141,295,781)	2,139,621	38,505,374
	(19,095,943)	$(318,033,866)	4,345,663	$79,167,312

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $6,643 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,719,572	$403,510,735	$392,354,249	$(2,065)	$3,336	$56,877,329

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$751,655	$—

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

April 30, 2019

     MFS® Utilities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MMU-SEM

MFS® Utilities Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
EDP Renovaveis S.A.	5.1%
Exelon Corp.	5.1%
NextEra Energy, Inc.	3.8%
FirstEnergy Corp.	3.5%
Public Service Enterprise Group, Inc.	3.0%
American Electric Power Co., Inc.	2.9%
Entergy Corp.	2.7%
Enel S.p.A	2.5%
Sempra Energy	2.5%
Iberdrola S.A.	2.4%

Top five industries
Utilities – Electric Power	56.9%
Natural Gas – Pipeline	13.1%
Telecommunications – Wireless	7.9%
Natural Gas – Distribution	6.4%
Cable TV	6.2%

Issuer country weightings (x)
United States	65.7%
Canada	7.4%
Portugal	6.9%
Spain	3.8%
Sweden	2.7%
Italy	2.5%
United Kingdom	1.7%
China	1.3%
Germany	1.2%
Other Countries	6.8%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	0.99%	$1,000.00	$1,126.91	$5.22
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.75%	$1,000.00	$1,122.80	$9.21
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
C	Actual	1.75%	$1,000.00	$1,122.31	$9.21
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
I	Actual	0.75%	$1,000.00	$1,128.27	$3.96
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R1	Actual	1.75%	$1,000.00	$1,122.63	$9.21
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R2	Actual	1.25%	$1,000.00	$1,124.81	$6.59
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R3	Actual	1.00%	$1,000.00	$1,126.96	$5.27
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R4	Actual	0.75%	$1,000.00	$1,128.16	$3.96
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R6	Actual	0.66%	$1,000.00	$1,128.19	$3.48
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 91.8%

Issuer	Shares/Par	Value ($)
Cable TV - 6.2%
Altice USA, Inc.	2,910,849	$68,579,602
Charter Communications, Inc., “A” (a)	86,653	32,164,727
Comcast Corp., “A”	1,690,994	73,608,969
NOS, SGPS, S.A.	4,720,975	31,690,846

		$206,044,144
Energy - Independent - 2.0%
AltaGas Ltd. (l)	2,011,079	$26,735,327
Enable Midstream Partners LP	678,999	9,451,666
Western Midstream Partners LP	960,643	30,337,106

		$66,524,099
Natural Gas - Distribution - 4.8%
China Resources Gas Group Ltd.	9,076,000	$41,997,094
Italgas S.p.A	260,752	1,626,074
NiSource, Inc.	1,219,518	33,878,210
Sempra Energy	635,957	81,370,698

		$158,872,076
Natural Gas - Pipeline - 13.1%
APA Group	2,017,845	$13,684,255
Cheniere Energy, Inc. (a)	813,717	52,362,689
Enbridge, Inc.	1,622,153	59,924,126
Energy Transfer LP	1,313,786	19,864,444
Enterprise Products Partners LP	2,622,796	75,090,650
EQM Midstream Partners LP	965,925	44,432,550
Equitrans Midstream Corp.	919,264	19,148,269
Plains All American Pipeline LP	1,067,817	24,719,964
TransCanada Corp.	1,623,984	77,508,052
Williams Cos., Inc.	1,670,695	47,330,789

		$434,065,788
Telecommunications - Wireless - 7.9%
Advanced Info Service Public Co. Ltd.	4,176,200	$24,854,440
American Tower Corp., REIT	302,685	59,114,381
Cellnex Telecom S.A.U.	1,487,056	45,733,322
KDDI Corp.	1,097,700	25,092,328
Millicom International Cellular S.A.	59,996	3,548,763
Millicom International Cellular S.A., SDR	679,023	39,716,892

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
Mobile TeleSystems PJSC, ADR	2,165,746	$17,066,078
Tele2 AB, “B”	3,485,558	46,500,287

		$261,626,491
Telephone Services - 4.5%
France Telecom	1,802,502	$28,232,847
Hellenic Telecommunications Organization S.A.	1,972,468	27,388,521
PT XL Axiata Tbk	74,208,225	15,206,177
Royal KPN N.V.	7,884,930	24,196,464
Telesites S.A.B. de C.V.	11,816,800	8,028,399
TELUS Corp.	1,225,091	45,109,904

		$148,162,312
Utilities - Electric Power - 53.3%
AES Corp.	2,286,932	$39,152,276
Algonquin Power & Utilities Corp.	147,247	1,680,530
American Electric Power Co., Inc.	1,106,367	94,649,697
Avangrid, Inc.	128,811	6,596,411
CenterPoint Energy, Inc.	2,374,836	73,619,916
Clearway Energy, Inc.	783,359	12,040,228
Dominion Energy, Inc.	544,799	42,423,498
Duke Energy Corp.	457,601	41,696,603
Edison International	572,802	36,527,584
EDP Renovaveis S.A.	17,064,188	169,381,849
Emera, Inc. (l)	962,530	36,146,066
Enel S.p.A	13,015,996	82,322,296
Energias de Portugal S.A.	6,979,244	26,450,540
Enersis Americas S.A., ADR	951,561	8,316,643
Entergy Corp.	933,903	90,495,201
Equatorial Energia S.A.	798,700	16,723,182
Evergy, Inc.	1,033,196	59,739,393
Eversource Energy	141,757	10,158,307
Exelon Corp.	3,300,232	168,146,820
FirstEnergy Corp.	2,789,692	117,250,755
Iberdrola S.A.	8,820,811	80,116,923
NextEra Energy Partners LP	782,929	36,038,222
NextEra Energy, Inc.	653,864	127,137,316
NRG Energy, Inc.	1,691,261	69,629,215
NTPC Ltd.	8,477,178	16,337,950
Orsted A/S	22,229	1,701,831
PPL Corp.	1,052,146	32,837,477
Public Service Enterprise Group, Inc.	1,666,497	99,406,546
RWE AG	1,546,794	39,503,310

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
SSE PLC	3,738,536	$55,794,957
Vistra Energy Corp.	2,837,674	77,326,617

		$1,769,348,159
Total Common Stocks (Identified Cost, $2,342,213,401)		$3,044,643,069

Convertible Preferred Stocks - 5.2%
Natural Gas - Distribution - 1.6%
Sempra Energy, 6%	172,694	$18,459,262
Sempra Energy, 6.75%	173,133	18,616,991
South Jersey Industries, Inc., 7.25%	306,488	15,823,975

		$52,900,228
Utilities - Electric Power - 3.6%
American Electric Power Co., Inc., 6.125%	56,750	$2,949,865
CenterPoint Energy, Inc., 7%	166,747	8,877,610
Dominion Energy, Inc., 6.75%	711,067	35,716,896
NextEra Energy, Inc., 6.123%	768,116	47,930,438
Vistra Energy Corp., 7%	247,993	24,958,016

		$120,432,825
Total Convertible Preferred Stocks (Identified Cost, $156,738,569)		$173,333,053

Investment Companies (h) - 2.7%
Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $90,050,988)	90,058,479	$90,058,479

Collateral for Securities Loaned - 1.2%
JPMorgan U.S. Government Money Market Fund, 2.36% (j) (Identified Cost, $39,417,974)	39,417,974	$39,417,974

Other Assets, Less Liabilities - (0.9)%		(31,368,906)
Net Assets - 100.0%		$3,316,083,669

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $90,058,479 and $3,257,394,096, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

7

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona

Derivative Contracts at 4/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,675,591	USD	1,986,860	Citibank N.A.	7/12/2019	$13,954
USD	161,556,016	CAD	214,676,347	Merrill Lynch International	7/12/2019	1,020,533
USD	10,975,507	EUR	9,678,637	Citibank N.A.	7/12/2019	51,243
USD	101,071,000	EUR	88,540,407	JPMorgan Chase Bank N.A.	6/17/2019	1,358,276
USD	236,495,325	EUR	208,010,383	JPMorgan Chase Bank N.A.	7/12/2019	1,714,335
USD	36,428,300	GBP	27,758,385	Deutsche Bank AG	7/12/2019	93,986
USD	54,421,134	SEK	499,562,068	JPMorgan Chase Bank N.A.	7/12/2019	1,511,687
USD	101,968	SEK	938,270	Merrill Lynch International	7/12/2019	2,595

						$5,766,609

Liability Derivatives
CAD	2,831,630	USD	2,120,245	Citibank N.A.	7/12/2019	$(2,745)
CAD	2,318,420	USD	1,739,913	Merrill Lynch International	7/12/2019	(6,193)
CAD	3,240,379	USD	2,426,679	Morgan Stanley Capital Services, Inc.	7/12/2019	(3,516)
EUR	3,626,833	USD	4,129,345	BNP Paribas S.A.	7/12/2019	(35,744)
EUR	1,710,984	USD	1,939,316	Merrill Lynch International	7/12/2019	(8,132)
EUR	2,509,885	USD	2,833,936	Morgan Stanley Capital Services, Inc.	7/12/2019	(1,032)
SEK	7,260,006	USD	786,453	State Street Bank Corp.	7/12/2019	(17,534)
USD	1,351,735	EUR	1,206,717	Citibank N.A.	7/12/2019	(10,284)
USD	1,605,541	SEK	15,209,306	Citibank N.A.	7/12/2019	(5,302)

						$(90,482)

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $56,111,794 of securities on loan (identified cost, $2,538,369,944)	$3,257,394,096
Investments in affiliated issuers, at value (identified cost, $90,050,988)	90,058,479
Receivables for
Forward foreign currency exchange contracts	5,766,609
Investments sold	6,222,099
Fund shares sold	1,862,231
Interest and dividends	6,176,277
Other assets	8,123
Total assets	$3,367,487,914

Liabilities
Payables for
Distributions	$441,396
Forward foreign currency exchange contracts	90,482
Investments purchased	5,774,470
Fund shares reacquired	3,518,531
Collateral for securities loaned, at value (c)	39,417,974
Payable to affiliates
Investment adviser	108,600
Shareholder servicing costs	1,398,516
Distribution and service fees	57,408
Payable for independent Trustees’ compensation	2,793
Deferred country tax expense payable	422,870
Accrued expenses and other liabilities	171,205
Total liabilities	$51,404,245
Net assets	$3,316,083,669

Net assets consist of
Paid-in capital	$2,527,368,065
Total distributable earnings (loss)	788,715,604
Net assets	$3,316,083,669
Shares of beneficial interest outstanding	150,813,867

(c)	Non-cash collateral is not included.

9

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,838,390,438	83,609,970	$21.99
Class B	110,867,011	5,067,822	21.88
Class C	426,259,742	19,487,262	21.87
Class I	662,130,925	29,992,297	22.08
Class R1	6,948,234	318,352	21.83
Class R2	58,360,999	2,662,064	21.92
Class R3	76,609,667	3,486,049	21.98
Class R4	49,747,728	2,260,551	22.01
Class R6	86,768,925	3,929,500	22.08

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.33 [100 / 94.25 x $21.99]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$52,364,844
Dividends from affiliated issuers	1,113,502
Income on securities loaned	192,586
Other	107,338
Foreign taxes withheld	(4,433,186)
Total investment income	$49,345,084
Expenses
Management fee	$9,467,180
Distribution and service fees	5,089,650
Shareholder servicing costs	1,801,607
Administrative services fee	221,054
Independent Trustees’ compensation	19,590
Custodian fee	202,930
Shareholder communications	95,838
Audit and tax fees	33,123
Legal fees	13,452
Miscellaneous	121,813
Total expenses	$17,066,237
Fees paid indirectly	(50,820)
Reduction of expenses by investment adviser and distributor	(185,408)
Net expenses	$16,830,009
Net investment income (loss)	$32,515,075

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $544 country tax)	$44,660,053
Affiliated issuers	687
Forward foreign currency exchange contracts	17,676,499
Foreign currency	7,199,333
Net realized gain (loss)	$69,536,572
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $21,396 decrease in deferred country tax)	$285,870,231
Affiliated issuers	7,278
Forward foreign currency exchange contracts	(5,354,567)
Translation of assets and liabilities in foreign currencies	(55,683)
Net unrealized gain (loss)	$280,467,259
Net realized and unrealized gain (loss)	$350,003,831
Change in net assets from operations	$382,518,906

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$32,515,075	$89,738,553
Net realized gain (loss)	69,536,572	45,936,011
Net unrealized gain (loss)	280,467,259	(109,056,961)
Change in net assets from operations	$382,518,906	$26,617,603
Total distributions to shareholders	$(87,957,649)	$(95,278,043)
Change in net assets from fund share transactions	$(115,739,362)	$(627,026,866)
Total change in net assets	$178,821,895	$(695,687,306)

Net assets
At beginning of period	3,137,261,774	3,832,949,080
At end of period	$3,316,083,669	$3,137,261,774

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$20.08		$20.46	$18.49		$19.25	$23.34	$21.80

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.55	$0.51	(c)	$0.70	$0.45	$0.66
Net realized and unrealized gain (loss)	2.27		(0.35)	2.15		0.07	(2.73)	2.42
Total from investment operations	$2.49		$0.20	$2.66		$0.77	$(2.28)	$3.08

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.50)	$(0.69)		$(0.46)	$(0.47)	$(0.64)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.58)		$(0.58)	$(0.69)		$(1.53)	$(1.81)	$(1.54)
Net asset value, end of period (x)	$21.99		$20.08	$20.46		$18.49	$19.25	$23.34
Total return (%) (r)(s)(t)(x)	12.69	(n)	0.98	14.73	(c)	4.91	(10.42)	14.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.00	1.01	(c)	1.00	0.99	0.97
Expenses after expense reductions (f)	0.99	(a)	0.99	1.01	(c)	0.99	0.99	0.97
Net investment income (loss)	2.11	(a)	2.70	2.64	(c)	3.85	2.10	2.97
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$1,838,390		$1,706,956	$1,951,500		$2,431,147	$2,926,491	$3,597,063

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class B			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$19.98		$20.36	$18.40		$19.16	$23.24	$21.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.39	$0.36	(c)	$0.55	$0.28	$0.49
Net realized and unrealized gain (loss)	2.26		(0.35)	2.14		0.08	(2.71)	2.41
Total from investment operations	$2.40		$0.04	$2.50		$0.63	$(2.43)	$2.90

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.54)		$(0.32)	$(0.31)	$(0.47)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.50)		$(0.42)	$(0.54)		$(1.39)	$(1.65)	$(1.37)
Net asset value, end of period (x)	$21.88		$19.98	$20.36		$18.40	$19.16	$23.24
Total return (%) (r)(s)(t)(x)	12.28	(n)	0.22	13.87	(c)	4.15	(11.09)	14.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.75	1.76	(c)	1.75	1.74	1.72
Expenses after expense reductions (f)	1.75	(a)	1.74	1.76	(c)	1.75	1.74	1.72
Net investment income (loss)	1.37	(a)	1.94	1.89	(c)	3.05	1.34	2.23
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$110,867		$113,779	$156,814		$198,512	$260,079	$332,141

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class C			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$19.98		$20.36	$18.40		$19.16	$23.24	$21.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.38	$0.36	(c)	$0.56	$0.29	$0.49
Net realized and unrealized gain (loss)	2.25		(0.34)	2.14		0.07	(2.72)	2.41
Total from investment operations	$2.39		$0.04	$2.50		$0.63	$(2.43)	$2.90

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.54)		$(0.32)	$(0.31)	$(0.47)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.50)		$(0.42)	$(0.54)		$(1.39)	$(1.65)	$(1.37)
Net asset value, end of period (x)	$21.87		$19.98	$20.36		$18.40	$19.16	$23.24
Total return (%) (r)(s)(t)(x)	12.23	(n)	0.21	13.87	(c)	4.15	(11.09)	14.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.75	1.76	(c)	1.75	1.74	1.72
Expenses after expense reductions (f)	1.75	(a)	1.74	1.76	(c)	1.75	1.74	1.72
Net investment income (loss)	1.37	(a)	1.91	1.90	(c)	3.09	1.35	2.21
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$426,260		$424,769	$640,795		$757,086	$945,033	$1,145,572

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$20.16		$20.54	$18.56		$19.31	$23.41	$21.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.60	$0.56	(c)	$0.76	$0.50	$0.71
Net realized and unrealized gain (loss)	2.28		(0.35)	2.16		0.06	(2.73)	2.44
Total from investment operations	$2.52		$0.25	$2.72		$0.82	$(2.23)	$3.15

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.55)	$(0.74)		$(0.50)	$(0.53)	$(0.70)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.60)		$(0.63)	$(0.74)		$(1.57)	$(1.87)	$(1.60)
Net asset value, end of period (x)	$22.08		$20.16	$20.54		$18.56	$19.31	$23.41
Total return (%) (r)(s)(t)(x)	12.83	(n)	1.22	15.02	(c)	5.20	(10.20)	15.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.75	0.76	(c)	0.75	0.74	0.72
Expenses after expense reductions (f)	0.75	(a)	0.74	0.76	(c)	0.75	0.74	0.72
Net investment income (loss)	2.36	(a)	2.93	2.86	(c)	4.18	2.33	3.14
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$662,131		$587,221	$682,272		$508,566	$636,784	$864,695

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R1			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$19.94		$20.32	$18.37		$19.13	$23.21	$21.68

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.39	$0.36	(c)	$0.56	$0.29	$0.49
Net realized and unrealized gain (loss)	2.25		(0.34)	2.13		0.08	(2.72)	2.41
Total from investment operations	$2.39		$0.05	$2.49		$0.64	$(2.43)	$2.90

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.54)		$(0.33)	$(0.31)	$(0.47)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.50)		$(0.43)	$(0.54)		$(1.40)	$(1.65)	$(1.37)
Net asset value, end of period (x)	$21.83		$19.94	$20.32		$18.37	$19.13	$23.21
Total return (%) (r)(s)(t)(x)	12.26	(n)	0.23	13.84	(c)	4.17	(11.11)	14.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.75	1.76	(c)	1.75	1.74	1.72
Expenses after expense reductions (f)	1.75	(a)	1.74	1.76	(c)	1.75	1.74	1.72
Net investment income (loss)	1.35	(a)	1.93	1.90	(c)	3.14	1.34	2.21
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$6,948		$6,453	$7,623		$10,305	$10,865	$14,177

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R2			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$20.03		$20.40	$18.44		$19.20	$23.29	$21.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.50	$0.46	(c)	$0.65	$0.39	$0.60
Net realized and unrealized gain (loss)	2.25		(0.35)	2.14		0.07	(2.72)	2.42
Total from investment operations	$2.44		$0.15	$2.60		$0.72	$(2.33)	$3.02

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.44)	$(0.64)		$(0.41)	$(0.42)	$(0.58)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.55)		$(0.52)	$(0.64)		$(1.48)	$(1.76)	$(1.48)
Net asset value, end of period (x)	$21.92		$20.03	$20.40		$18.44	$19.20	$23.29
Total return (%) (r)(s)(t)(x)	12.48	(n)	0.77	14.42	(c)	4.66	(10.66)	14.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.25	1.26	(c)	1.25	1.24	1.22
Expenses after expense reductions (f)	1.25	(a)	1.24	1.26	(c)	1.25	1.24	1.22
Net investment income (loss)	1.86	(a)	2.46	2.39	(c)	3.61	1.84	2.69
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$58,361		$57,733	$78,248		$92,123	$104,858	$137,813

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R3			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$20.07		$20.45	$18.48		$19.24	$23.33	$21.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.55	$0.51	(c)	$0.71	$0.45	$0.65
Net realized and unrealized gain (loss)	2.27		(0.35)	2.15		0.06	(2.73)	2.43
Total from investment operations	$2.49		$0.20	$2.66		$0.77	$(2.28)	$3.08

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.50)	$(0.69)		$(0.46)	$(0.47)	$(0.64)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.58)		$(0.58)	$(0.69)		$(1.53)	$(1.81)	$(1.54)
Net asset value, end of period (x)	$21.98		$20.07	$20.45		$18.48	$19.24	$23.33
Total return (%) (r)(s)(t)(x)	12.70	(n)	0.97	14.74	(c)	4.91	(10.42)	15.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.00	1.01	(c)	0.99	0.99	0.97
Expenses after expense reductions (f)	1.00	(a)	0.99	1.01	(c)	0.99	0.99	0.97
Net investment income (loss)	2.11	(a)	2.71	2.64	(c)	3.91	2.09	2.93
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$76,610		$72,490	$99,454		$128,051	$134,801	$177,562

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R4			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$20.10		$20.48	$18.51		$19.26	$23.35	$21.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.61	$0.56	(c)	$0.74	$0.50	$0.71
Net realized and unrealized gain (loss)	2.27		(0.36)	2.15		0.08	(2.72)	2.43
Total from investment operations	$2.51		$0.25	$2.71		$0.82	$(2.22)	$3.14

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.55)	$(0.74)		$(0.50)	$(0.53)	$(0.70)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.60)		$(0.63)	$(0.74)		$(1.57)	$(1.87)	$(1.60)
Net asset value, end of period (x)	$22.01		$20.10	$20.48		$18.51	$19.26	$23.35
Total return (%) (r)(s)(t)(x)	12.82	(n)	1.22	15.01	(c)	5.21	(10.19)	15.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.75	0.76	(c)	0.74	0.74	0.72
Expenses after expense reductions (f)	0.75	(a)	0.74	0.76	(c)	0.74	0.74	0.72
Net investment income (loss)	2.37	(a)	3.01	2.89	(c)	4.11	2.33	3.19
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$49,748		$48,109	$79,612		$89,124	$100,251	$144,910

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R6			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$20.17		$20.54	$18.56		$19.31	$23.42	$21.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.61	$0.57	(c)	$0.78	$0.53	$0.62
Net realized and unrealized gain (loss)	2.26		(0.34)	2.17		0.06	(2.75)	2.55
Total from investment operations	$2.52		$0.27	$2.74		$0.84	$(2.22)	$3.17

Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.56)	$(0.76)		$(0.52)	$(0.55)	$(0.71)
From net realized gain	(0.33)		(0.08)	—		(1.07)	(1.34)	(0.90)
Total distributions declared to shareholders	$(0.61)		$(0.64)	$(0.76)		$(1.59)	$(1.89)	$(1.61)
Net asset value, end of period (x)	$22.08		$20.17	$20.54		$18.56	$19.31	$23.42
Total return (%) (r)(s)(t)(x)	12.82	(n)	1.36	15.13	(c)	5.30	(10.15)	15.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.66	0.66	(c)	0.65	0.63	0.63
Expenses after expense reductions (f)	0.66	(a)	0.65	0.66	(c)	0.65	0.63	0.63
Net investment income (loss)	2.56	(a)	3.02	2.93	(c)	4.31	2.48	2.71
Portfolio turnover	15	(n)	23	24		27	45	46
Net assets at end of period (000 omitted)	$86,769		$119,752	$136,631		$92,898	$75,962	$50,344

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

22

Notes to Financial Statements (unaudited) – continued

service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

23

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,079,659,848	$—	$—	$2,079,659,848
Canada	247,104,005	—	—	247,104,005
Portugal	227,523,235	—	—	227,523,235
Spain	125,850,245	—	—	125,850,245
Sweden	89,765,942	—	—	89,765,942
Italy	83,948,370	—	—	83,948,370
United Kingdom	55,794,957	—	—	55,794,957
China	41,997,094	—	—	41,997,094
Germany	39,503,310	—	—	39,503,310
Other Countries	176,882,348	49,946,768	—	226,829,116
Mutual Funds	129,476,453	—	—	129,476,453
Total	$3,297,505,807	$49,946,768	$—	$3,347,452,575

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$5,766,609	$—	$5,766,609
Forward Foreign Currency Exchange Contracts – Liabilities	—	(90,482)	—	(90,482)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

24

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$5,766,609	$(90,482)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$17,676,499	$—
Equity	—	(4,364,890)
Total	$17,676,499	$(4,364,890)

25

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$(5,354,567)	$—
Equity	—	1,120,715
Total	$(5,354,567)	$1,120,715

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified

26

Notes to Financial Statements (unaudited) – continued

period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain

27

Notes to Financial Statements (unaudited) – continued

qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $56,111,794. The fair value of the fund’s investment securities on loan and a related liability of $39,417,974 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $19,713,768 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the

28

Notes to Financial Statements (unaudited) – continued

ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, partnership adjustments, and certain preferred stock treated as debt for tax purposes.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$80,663,527
Long-term capital gains	14,614,516

Total distributions	$95,278,043

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$2,722,079,098
Gross appreciation	739,557,681

Gross depreciation	(114,184,204)
Net unrealized appreciation (depreciation)	$625,373,477

As of 10/31/18

Undistributed ordinary income	5,112,090
Undistributed long-term capital gain	48,454,379
Other temporary differences	101,070,514
Net unrealized appreciation (depreciation)	339,517,364

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

30

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 4/30/19	Year ended 10/31/18	Six months ended 4/30/19	Year ended 10/31/18
Class A	$20,897,546	$44,202,727	$27,764,796	$7,417,599
Class B	911,335	2,222,978	1,841,017	587,465
Class C	3,450,090	8,693,300	6,881,738	2,452,902
Class I	8,025,999	16,760,233	9,579,816	2,646,963
Class R1	54,729	118,807	106,861	29,705
Class R2	610,946	1,466,357	925,403	292,809
Class R3	870,567	2,028,682	1,166,290	368,744
Class R4	640,482	1,717,269	783,474	291,042
Class R6	1,557,270	3,453,175	1,889,290	527,286
Total	$37,018,964	$80,663,528	$50,938,685	$14,614,515

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $156,163, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $104,051 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,173,479
Class B	0.75%	0.25%	1.00%	1.00%	555,995
Class C	0.75%	0.25%	1.00%	1.00%	2,095,152
Class R1	0.75%	0.25%	1.00%	1.00%	32,760
Class R2	0.25%	0.25%	0.50%	0.50%	141,655
Class R3	—	0.25%	0.25%	0.25%	90,609
Total Distribution and Service Fees					$5,089,650

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2019, this rebate amounted to $28,463, $435, $189, $4, $114, and $40 for Class A, Class B, Class C, Class R1, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2019, were as follows:

Amount
Class A	$4,008
Class B	52,058
Class C	3,749

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $224,751, which equated to 0.0142% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,576,856.

32

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $635 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,449 at April 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $2,740 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,470,679 and $4,021,451, respectively. The sales transactions resulted in net realized gains (losses) of $1,930,408.

33

Notes to Financial Statements (unaudited) – continued

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2019, this reimbursement amounted to $106,834, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $469,447,827 and $684,771,290, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	3,412,950	$70,674,442	9,483,688	$190,923,340
Class B	117,437	2,420,431	208,958	4,197,865
Class C	504,879	10,416,760	856,362	17,238,952
Class I	3,726,771	78,270,016	6,668,871	135,754,618
Class R1	24,520	505,858	59,022	1,188,822
Class R2	257,473	5,339,108	502,059	10,114,933
Class R3	426,470	8,904,393	611,162	12,401,462
Class R4	214,639	4,411,131	527,917	10,705,921
Class R6	996,968	21,142,232	1,154,462	23,517,533
	9,682,107	$202,084,371	20,072,501	$406,043,446

Shares issued to shareholders in reinvestment of distributions
Class A	2,298,321	$46,245,096	2,421,915	$48,943,953
Class B	120,700	2,399,818	121,582	2,442,900
Class C	465,474	9,256,066	501,289	10,062,344
Class I	749,422	15,171,374	826,466	16,764,866
Class R1	8,139	161,590	7,404	148,492
Class R2	73,585	1,472,953	83,253	1,677,013
Class R3	101,271	2,036,409	118,753	2,397,337
Class R4	67,705	1,364,983	94,765	1,915,500
Class R6	134,522	2,718,757	156,898	3,184,085
	4,019,139	$80,827,046	4,332,325	$87,536,490

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,095,670)	$(147,233,477)	(22,290,248)	$(450,202,107)
Class B	(863,863)	(17,831,255)	(2,338,687)	(46,950,692)
Class C	(2,741,191)	(56,539,244)	(11,577,794)	(231,532,275)
Class I	(3,608,977)	(75,122,416)	(11,591,715)	(234,318,774)
Class R1	(37,923)	(773,038)	(117,933)	(2,367,556)
Class R2	(551,888)	(11,337,508)	(1,537,444)	(31,016,403)
Class R3	(653,030)	(13,447,479)	(1,981,885)	(40,147,444)
Class R4	(415,254)	(8,591,106)	(2,117,215)	(42,896,914)
Class R6	(3,140,011)	(67,775,256)	(2,024,550)	(41,174,637)
	(19,107,807)	$(398,650,779)	(55,577,471)	$(1,120,606,802)

Net change
Class A	(1,384,399)	$(30,313,939)	(10,384,645)	$(210,334,814)
Class B	(625,726)	(13,011,006)	(2,008,147)	(40,309,927)
Class C	(1,770,838)	(36,866,418)	(10,220,143)	(204,230,979)
Class I	867,216	18,318,974	(4,096,378)	(81,799,290)
Class R1	(5,264)	(105,590)	(51,507)	(1,030,242)
Class R2	(220,830)	(4,525,447)	(952,132)	(19,224,457)
Class R3	(125,289)	(2,506,677)	(1,251,970)	(25,348,645)
Class R4	(132,910)	(2,814,992)	(1,494,533)	(30,275,493)
Class R6	(2,008,521)	(43,914,267)	(713,190)	(14,473,019)
	(5,406,561)	$(115,739,362)	(31,172,645)	$(627,026,866)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $9,803 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$63,836,853	$341,551,274	$315,337,613	$687	$7,278	$90,058,479

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,113,502	$—

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.